UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2019

Annual Reports of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

ALL AMERICA FUND  EQUITY INDEX FUND  MID-CAP EQUITY INDEX FUND  SMALL CAP VALUE FUND  SMALL CAP GROWTH FUND  INTERNATIONAL FUND  BOND FUND  MONEY MARKET FUND

MUTUAL OF AMERICA

INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present the Mutual of America Institutional Funds, Inc. (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2019.

During 2019, the S&P 500® Index (S&P 500) advanced 29.3% on a price basis and 31.5% on a total-return basis (i.e., price return plus reinvested dividends), the second-best year of the decade and 13th-best in the history of the Index. All 11 sectors were positive, the best showing since 2010, with the technology sector gaining 48%. Growth stocks outperformed value stocks, while large-cap stocks outperformed small caps. The largest 50 stocks within the S&P 500, many of which are technology focused, outperformed the other 450 by 2.4 percentage points. Long-term Treasury and investment-grade bonds each finished up 14%. U.S. stocks outperformed non-U.S. stocks, particularly emerging-markets stocks.1 According to MSCI, which tracks the performance of large- and mid-cap stock across 23 developed markets, almost all European, Chinese and Far East stock indexes showed double-digit advances; however, stock indexes in emerging markets showed mixed results.

The market advance also accelerated during the fourth quarter of 2019 despite heightening geopolitical tensions. Surprisingly, U.S. stocks with the highest foreign exposure outperformed those with only domestic exposure and were up 40% despite the trade war between the U.S. and China and weak global economic data. Stocks that showed high-dividend growth, high yield and strong share repurchases advanced by 30%, while high-quality stocks advanced 29%.2

Reasons Behind Strong Market Performance

The source of these extremely strong U.S. and global performance results was the market’s anticipation of the diminishment of macroeconomic risks over the course of the year. Some of the reasons for this include the British parliamentary elections that yielded an overwhelming victory for Prime Minister Boris Johnson and his Conservative Party thus assuring him the votes to push through Great Britain’s exit from the European Union (Brexit) with or without a specific deal and ending a long-standing stalemate that created confusion, prompted many businesses to leave Britain and froze business decision-making both in Great Britain and in Europe. In addition, the Trump administration scored a trifecta of wins on trade, including: an agreement with House Democrats on the revised North American Free Trade Agreement (NAFTA), now called the United States-Mexico-Canada Agreement (USMCA); the completion of a “phase one” trade agreement with China that rolls back some U.S. tariffs in exchange for increased agricultural purchases from China, as well as commitments on intellectual property rights, forced technology transfer, currency markets and enforcement mechanisms; and, the effective emasculation of the World Trade Organization’s trade conflict appeals process by refusing to approve new appointments to the court. Also, little noticed in the midst of these major announcements was the agreement between Democrats and Republicans on a budget for the current fiscal year, avoiding the bipartisan brinksmanship typical of budget negotiations in the past that led to partial government shutdowns.

Finally, prices rose while earnings remained flat for the year. In other words, a rising price-to-earnings ratio (P/E) was the exclusive driver of performance last year. P/Es expanded because of investor anticipation of positive outcomes on the macro factors discussed above.

Fears of a Recession Diminish

While the recent economic data remains on the weak side, there are indications that last year’s deterioration has bottomed. According to the United States Institute of Supply Management (ISM), most global manufacturing ISM Manufacturing Purchasing Managers’ Index (PMIs) stopped falling and even began to rise in November and December, although the U.S. and Germany were significant exceptions. In the case of the U.S., the PMI for Services remained well above the 50 level, which separates positive and negative growth trends. Given that two-thirds of the U.S. economy is service driven, supported by the strong Gross Domestic Product (GDP) contribution from consumer spending, the 2019 slowdown in manufacturing was, and still is, not likely to trigger recession domestically.

Furthermore, U.S. unemployment remains at historical lows, average wage gains actually decelerated (aiding corporate margins), inflation is expected to remain well contained and interest rates are expected to remain low. China, the second-largest economy in the world, reported strong fourth-quarter export and import growth, rebounding from the impact of prior implementations of U.S. tariffs. U.S. GDP growth seems to have returned to a longer-term 2.0% growth trajectory, while Europe is beginning to recover from its downturn and China is stabilizing. Moreover, the Fed made clear in its December post-meeting announcement that there would be no further rate changes for the foreseeable future, contingent on the trend of future economic data. With the major macro risks diminishing and global growth settling into a modest but positive trend, recession fears have waned.

1.	Savita Subramanian, Bank of America Global Research, “US Performance Monitor,” January 2, 2020.

2.	Ibid.

Outlook

The current consensus outlook is that domestic and global growth will remain positive for an extended period and that earnings will begin to advance again. All of these factors explain the continued advance of stock prices, despite high valuations.

There is one caveat to the S&P 500’s record-breaking 2019 performance — namely, that it followed a 7.4% price decline for the full year of 2018 due to the 14.6% correction in the fourth quarter of that year. From the index’s peak on September 20, 2018, the market was up only 10.2% on a price basis through December 31, 2019. Over the last two calendar years (beginning December 31, 2017, and ending December 31, 2019), the index is up “only” 20.2% on a price basis versus 2019’s price advance of 29%. In other words, the S&P 500 advanced about 10% per year over the last two years, not bad by any means, but much closer to the average long-term price returns of about 7% per year. The point is that 2019’s performance, while outstanding, should be viewed in the longer-term context, which reveals that stock performance is variable and even volatile, but positive over time. The implication for investors is to stay invested but diversify to mute volatility and reduce risk in line with personal risk tolerance.

The total return performance (net of investment management expenses) for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2019

All America Fund	+28.14%
Equity Index Fund	+31.45%
Mid-Cap Equity Index Fund	+26.06%
Small Cap Value Fund	+19.19%
Small Cap Growth Fund	+26.67%
International Fund†	+ 7.27%
Bond Fund	+ 7.29%
Money Market Fund	+ 2.05%

†	For the period May 1, 2019 (commencement of operations) through December 31, 2019.

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2019 compared to its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) that illustrate each Fund’s respective:

●	Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an index.

Following the discussions are graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2019, the S&P 500 of large capitalization stocks increased by 31.49% on a total return basis, while the Russell® Midcap Core Index was up 30.54% and the Russell Midcap® Value Index was up 27.06%. The Russell 2000® Growth Index increased 28.48% and the Russell 2000® Value Index increased 22.39%.

The All America Fund’s return for the year ended December 31, 2019, before expenses was 28.78% and 28.14% after expenses versus the benchmark return of 31.49% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the small and mid capitalization segments of the fund as compared to the large capitalization benchmark.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,814	28.14%	28.14%
5 Years	$15,712	57.12%	9.46%
10 Years	$30,840	208.40%	11.92%

S & P 500 Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$13,149	31.49%	31.49%
5 Years	$17,385	73.85%	11.70%
10 Years	$35,664	256.64%	13.56%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2019, was 31.61% before expenses and 31.45% after expenses. The benchmark return was 31.49%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$13,145	31.45%	31.45%
5 Years	$17,295	72.95%	11.58%
10 Years	$35,266	252.66%	13.43%

S & P 500 Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$13,149	31.49%	31.49%
5 Years	$17,385	73.85%	11.70%
10 Years	$35,664	256.64%	13.56%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2019, was 26.22% before expenses and 26.06% after expenses. The return of the S&P MidCap 400 was 26.20%. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,606	26.06%	26.06%
5 Years	$15,276	52.76%	8.84%
10 Years	$32,613	226.13%	12.55%

S & P Mid-Cap 400 Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$12,620	26.20%	26.20%
5 Years	$15,405	54.05%	9.03%
10 Years	$33,119	231.19%	12.72%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2019, the Small Cap Value Fund returned 20.21% before expenses and 19.19% after expenses versus a 22.39% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Technology and Real Estate Investment Trusts (REITS) while the worst performing sectors were Energy and Retail.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Industrials and Retail, while sectors detracting from Fund performance included Consumer Cyclicals and Health Care.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$11,919	19.19%	19.19%
5 Years	$12,741	27.41%	4.96%
10 Years	$24,436	144.36%	9.35%

Russell 2000 Value Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$12,239	22.39%	22.39%
5 Years	$14,019	40.19%	6.99%
10 Years	$27,298	172.98%	10.56%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 27.75% before expenses and 26.67% after expenses for the year ended December 31, 2019. The Fund’s benchmark, the Russell 2000® Growth Index, returned 28.48% for the period.

2019 was a healthy year for our Small Cap Growth Fund with an after expenses return of 26.67%. 2019 produced performance in the top 30% of calendar year returns since the beginning of the Russell 2000® Growth Index in 1979. As of the end of calendar year 2019, the small cap equity marketplace as represented by the Russell 2000® Index had not returned to its old highs unlike most other equity market indices. Nonetheless, an absolute return of more than 26.6% provided investors in the Small Cap Growth Fund a strong offset to the second half of 2018.

For the calendar year 2019, the higher market capitalization end of the small capitalization size range drove returns. The Information Technology sector was the top performing sector in the Russell 2000® Growth Index. We outperformed in this sector and it added nicely to the overall performance of the fund. Performance in Consumer Staples and Real Estate Investment Trusts (REITS) also added to the performance of the fund. The Consumer Discretionary and Industrials sectors were a drag on performance.

Given our concern for excessive valuations given to some of the fastest growing companies in the equity marketplace, we struggled to keep up with the market rally in the first half of the calendar year.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$12,667	26.67%	26.67%
5 Years	$14,509	45.09%	7.73%
10 Years	$29,197	191.97%	11.31%

Russell 2000 Growth Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Annualized
1 Year	$12,848	28.48%	28.48%
5 Years	$15,627	56.27%	9.34%
10 Years	$33,963	239.63%	13.01%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

The International Fund launched in the beginning of May 2019 with an investment by Mutual of America and became available as an investment to shareholders on May 1, 2019. Performance for the period ended December 31, 2019 was 7.36% before expenses and 7.27% after expenses. The return of the MSCI EAFE® benchmark was 9.73%. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

GROWTH OF A $10,000 INVESTMENT

International Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative
Since 5/1/19 (Inception)	$10,727	7.27%

MSCI EAFE Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative
Since 5/1/19 (Inception)	$10,973	9.73%

Performance is for the period May 1, 2019 (Commencement of Operations) to December 31, 2019.

The line representing the performance return of the International Fund includes expenses, such as direct management fees and expenses of the underlying ETFs in which the Fund invests that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB-rated issuers. To achieve the duration target, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted the strongest return in more than a decade in 2019. The benchmark returned 8.72% for the year ended December 31, 2019. All the asset classes represented in the Index delivered positive results during the period. In general, lower quality bonds outperformed higher and those with longer maturities outperformed shorter. For the year ended December 31, 2019, the Bond Fund returned 7.77% before expenses and 7.29% after expenses. The Fund’s relative underperformance was driven primarily by its underweight position in long-dated BBB securities and zero exposure to non-U.S. sovereign debt.

After taking no action on the Fed Funds target in the first half of 2019, the Federal Reserve governors (Fed) cut rates three times in the last six months of the year. Lower than expected inflation and concerns about a slowing economy were cited as reasons for the moves. The final ease of the year which came in October set the target at 1.75%-2.00%. The Fed also proved willing to intervene to maintain liquidity late in the year. Following a spike in overnight funding rates, the Fed provided for a multi-billion dollar borrowing facility designed to prevent another such spike. It had the desired effect of calming the markets in September and preventing the large increase in overnight rates in December that some market participants had predicted.

Interest rates fell for much of the year as concerns about economic growth initially prompted a Fed on hold early in the year and actively easing later in the year. Additionally, non-U.S. bonds yielding less than zero, the total which reached close to $17 trillion mid-year, made U.S. debt with its’ positive yields attractive to non-U.S. buyers. The interest rate curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 2.49% on December 31, 2018 and 1.57% on December 31, 2019, a 92 basis point drop. Similarly, ten-year yields fell 76 basis points or 0.76% to 1.92%. The thirty-year bond was the comparative laggard with a 63 basis point rally to 2.39%.

Investment grade spreads started the year with a continuation of the widening pattern that characterized much of 2018. After moving to multi-year wides in January, spreads reversed course and moved tighter for most of the year, finishing close to the post-crisis lows of February 2018. Lower supply without a significant drop in demand and growing investor comfort with risk in light of the double-digit gain in the S&P 500® Index contributed to the strong performance.

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,729	7.29%	7.29%
5 Years	$11,653	16.53%	3.11%
10 Years	$14,476	44.76%	3.77%

Bloomberg Barclays U.S. Aggregate Bond Index
Period Ended 12/31/2019	Growth of $10,000	Total Return
		Cumu- lative	Average Annual
1 Year	$10,872	8.72%	8.72%
5 Years	$11,619	16.19%	3.05%
10 Years	$14,444	44.44%	3.75%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2019, the Money Market Fund returned 2.25% before expenses and 2.05% after expenses, compared to a 2.25% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

After taking no action on the Fed Funds target in the first half of 2019, the Federal Reserve governors (Fed) cut rates three times in the last six months of the year. Lower than expected inflation and concerns about a slowing economy were cited as reasons for the moves. The final ease of the year which came in October set the target at 1.50%-1.75%. The Fed also proved willing to intervene to maintain liquidity late in the year. Following a spike in overnight funding rates, the Fed provided for a multi-billion dollar borrowing facility designed to prevent another such spike. It had the desired effect of calming the markets in September and preventing the large increase in overnight rates in December that some market participants had predicted.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On December 31, 2019, the fund held 22% U.S. Treasury Bills, 19% U.S. agency discount notes and the remainder in commercial paper and corporate bonds with less than three months to maturity. The average maturity was 25 days.

The seven-day effective yield as of February 11, 2020, was 1.42%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2019 (Unaudited)

All America Fund

Equity Index Fund

Mid-Cap Equity Index Fund

Small Cap Value Fund

Small Cap Growth Fund

International Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ASSET ALLOCATIONS AS OF DECEMBER 31, 2019 (Unaudited) (Continued)

Bond Fund

Money Market Fund

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse each Fund’s total operating expenses other than their respective investment management fees. This contractual obligation remains in effect through April 30, 2020 and will continue for succeeding 12 month periods ending April 30th unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. The effective annualized investment management fee for the Money Market Fund during the year ended December 31, 2019 was 0.20% and the Fund was reimbursed for all other operating expenses during the year. No investment management fees were waived during 2019.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2019 and held for the entire period ending December 31, 2019 under the expense reimbursement in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Institutional Funds, Inc. Funds do not charge.

All America Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,091.34	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.55

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,108.49	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,068.71	$0.65
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,064.16	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,081.43	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.33

*	Expenses are equal to the Fund’s annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EXPENSE EXAMPLE (Unaudited) (Continued)

International Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,053.44	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.45	$1.43

*

The Fund commenced operations on May 1, 2019. Expenses are equal to the Fund’s annualized expense ratio of 0.28% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,017.25	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.29

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period* July 1 to December 31, 2019
Actual	$1,000.00	$1,009.08	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.02

*	Expenses are equal to the Fund’s annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.7%)
Activision Blizzard, Inc.	112	$6,655
Alphabet, Inc. Cl A*	44	58,933
Alphabet, Inc. Cl C*	44	58,829
AT&T, Inc.	1,061	41,464
CenturyLink, Inc.	142	1,876
Charter Communications, Inc. Cl A*	23	11,157
Comcast Corp. Cl A	658	29,590
Discovery, Inc. Cl A*	23	753
Discovery, Inc. Cl C*	49	1,494
DISH Network Corp. Cl A*	37	1,312
Electronic Arts, Inc.*	43	4,623
Facebook, Inc. Cl A*	349	71,632
Fox Corp. Cl A	52	1,928
Fox Corp. Cl B	24	873
Interpublic Group of Cos., Inc.	56	1,294
Live Nation Entertainment, Inc.*	20	1,429
Netflix, Inc.*	64	20,709
News Corp. Cl A	56	792
News Corp. Cl B	18	261
Omnicom Group, Inc.	32	2,593
Take-Two Interactive Software, Inc.*	16	1,959
T-Mobile US, Inc.*	46	3,607
Twitter, Inc.*	112	3,590
Verizon Communications, Inc.	601	36,901
ViacomCBS, Inc. Cl B	79	3,316
Walt Disney Co.	262	37,893

		405,463

CONSUMER DISCRETIONARY (5.3%)
Advance Auto Parts, Inc.	10	1,602
Amazon.com, Inc.*	60	110,871
Aptiv PLC	37	3,514
AutoZone, Inc.*	4	4,765
Best Buy Co., Inc.	34	2,985
Booking Hldgs., Inc.*	6	12,322
BorgWarner, Inc.	30	1,301
Capri Hldgs. Ltd.*	22	839
CarMax, Inc.*	24	2,104
Carnival Corp.	58	2,948
Chipotle Mexican Grill, Inc. Cl A*	4	3,349
Darden Restaurants, Inc.	18	1,962
Dollar General Corp.	37	5,771
Dollar Tree, Inc.*	34	3,198
DR Horton, Inc.	49	2,585
eBay, Inc.	112	4,044
Expedia Group, Inc.	20	2,163
Ford Motor Co.	566	5,264
Gap, Inc.	31	548
Garmin Ltd.	21	2,049
General Motors Co.	183	6,698
Genuine Parts Co.	21	2,231
H&R Block, Inc.	29	681
Hanesbrands, Inc.	53	787
Harley-Davidson, Inc.	23	855
Hasbro, Inc.	18	1,901
Hilton Worldwide Hldgs., Inc.	42	4,658

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Home Depot, Inc.	159	$34,723
Kohl’s Corp.	23	1,172
L Brands, Inc.	34	616
Las Vegas Sands Corp.	49	3,383
Leggett & Platt, Inc.	19	966
Lennar Corp. Cl A	41	2,287
LKQ Corp.*	45	1,606
Lowe’s Cos., Inc.	112	13,413
Macy’s, Inc.	45	765
Marriott International, Inc. Cl A	40	6,057
McDonald’s Corp.	110	21,737
MGM Resorts International	76	2,529
Mohawk Industries, Inc.*	8	1,091
Newell Brands, Inc.	55	1,057
NIKE, Inc. Cl B	182	18,438
Nordstrom, Inc.	16	655
Norwegian Cruise Line Hldgs. Ltd.*	31	1,811
NVR, Inc.*	1	3,808
O’Reilly Automotive, Inc.*	11	4,821
PulteGroup, Inc.	37	1,436
PVH Corp.	10	1,052
Ralph Lauren Corp. Cl A	7	821
Ross Stores, Inc.	53	6,170
Royal Caribbean Cruises Ltd.	25	3,338
Starbucks Corp.	174	15,298
Tapestry, Inc.	40	1,079
Target Corp.	74	9,487
Tiffany & Co.	16	2,138
TJX Cos., Inc.	177	10,808
Tractor Supply Co.	17	1,589
Ulta Beauty, Inc.*	8	2,025
Under Armour, Inc. Cl A*	27	583
Under Armour, Inc. Cl C*	28	537
VF Corp.	47	4,684
Whirlpool Corp.	9	1,328
Wynn Resorts Ltd.	14	1,943
Yum! Brands, Inc.	44	4,432

		381,678

CONSUMER STAPLES (3.9%)
Altria Group, Inc.	272	13,576
Archer-Daniels-Midland Co.	81	3,754
Brown-Forman Corp. Cl B	26	1,758
Campbell Soup Co.	25	1,235
Church & Dwight Co., Inc.	36	2,532
Clorox Co.	18	2,764
Coca-Cola Co.	560	30,996
Colgate-Palmolive Co.	125	8,605
Conagra Brands, Inc.	71	2,431
Constellation Brands, Inc. Cl A	24	4,554
Costco Wholesale Corp.	64	18,811
Coty, Inc. Cl A	43	484
Estee Lauder Cos., Inc. Cl A	32	6,609
General Mills, Inc.	88	4,713
Hershey Co.	22	3,234
Hormel Foods Corp.	40	1,804

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
JM Smucker Co.	17	$1,770
Kellogg Co.	36	2,490
Kimberly-Clark Corp.	50	6,877
Kraft Heinz Co.	90	2,892
Kroger Co.	117	3,392
Lamb Weston Hldgs., Inc.	21	1,807
McCormick & Co., Inc.	18	3,055
Molson Coors Brewing Co. Cl B	27	1,455
Mondelez International, Inc. Cl A	210	11,567
Monster Beverage Corp.*	56	3,559
PepsiCo, Inc.	203	27,744
Philip Morris International, Inc.	226	19,230
Procter & Gamble Co.	364	45,464
Sysco Corp.	75	6,415
Tyson Foods, Inc. Cl A	43	3,915
Walgreens Boots Alliance, Inc.	110	6,485
Walmart, Inc.	207	24,600

		280,577

ENERGY (2.4%)
Apache Corp.	55	1,407
Baker Hughes, a GE Co. Cl A	95	2,435
Cabot Oil & Gas Corp.	60	1,045
Chevron Corp.	276	33,261
Cimarex Energy Co.	15	787
Concho Resources, Inc.	29	2,539
ConocoPhillips	160	10,405
Devon Energy Corp.	57	1,480
Diamondback Energy, Inc.	24	2,229
EOG Resources, Inc.	84	7,036
Exxon Mobil Corp.	616	42,984
Halliburton Co.	128	3,132
Helmerich & Payne, Inc.	16	727
Hess Corp.	38	2,539
HollyFrontier Corp.	22	1,115
Kinder Morgan, Inc.	283	5,991
Marathon Oil Corp.	117	1,589
Marathon Petroleum Corp.	95	5,724
National Oilwell Varco, Inc.	56	1,403
Noble Energy, Inc.	70	1,739
Occidental Petroleum Corp.	130	5,357
ONEOK, Inc.	60	4,540
Phillips 66	65	7,242
Pioneer Natural Resources Co.	24	3,633
Schlumberger Ltd.	202	8,120
TechnipFMC PLC	61	1,308
Valero Energy Corp.	60	5,619
Williams Cos., Inc.	176	4,175

		169,561

FINANCIALS (10.1%)
Aflac, Inc.	108	5,713
Allstate Corp.	48	5,398
American Express Co.	99	12,324
American International Group, Inc.	127	6,519
Ameriprise Financial, Inc.	19	3,165

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Aon PLC	34	$7,082
Arthur J. Gallagher & Co.	27	2,571
Assurant, Inc.	8	1,049
Bank of America Corp.	1,183	41,665
Bank of New York Mellon Corp.	123	6,191
Berkshire Hathaway, Inc. Cl B*	285	64,552
BlackRock, Inc. Cl A	17	8,546
Capital One Financial Corp.	68	6,998
Cboe Global Markets, Inc.	16	1,920
Charles Schwab Corp.	167	7,942
Chubb Ltd.	66	10,274
Cincinnati Financial Corp.	22	2,313
Citigroup, Inc.	319	25,485
Citizens Financial Group, Inc.	64	2,599
CME Group, Inc. Cl A	52	10,437
Comerica, Inc.	22	1,579
Discover Financial Svcs.	46	3,902
E*TRADE Financial Corp.	33	1,497
Everest Re Group Ltd.	6	1,661
Fifth Third Bancorp	103	3,166
First Republic Bank	24	2,819
Franklin Resources, Inc.	41	1,065
Globe Life, Inc.	15	1,579
Goldman Sachs Group, Inc.	47	10,807
Hartford Financial Svcs. Group, Inc.	52	3,160
Huntington Bancshares, Inc.	150	2,262
Intercontinental Exchange, Inc.	82	7,589
Invesco Ltd.	56	1,007
iShares Core S&P 500 ETF	242	78,224
JPMorgan Chase & Co.	459	63,985
KeyCorp	143	2,894
Lincoln National Corp.	29	1,711
Loews Corp.	38	1,995
M&T Bank Corp.	19	3,225
MarketAxess Hldgs., Inc.	5	1,896
Marsh & McLennan Cos., Inc.	74	8,244
MetLife, Inc.	115	5,861
Moody’s Corp.	24	5,698
Morgan Stanley	180	9,202
MSCI, Inc. Cl A	12	3,098
Nasdaq, Inc.	17	1,821
Northern Trust Corp.	31	3,293
People’s United Financial, Inc.	64	1,082
PNC Financial Svcs. Group, Inc.	64	10,216
Principal Financial Group, Inc.	38	2,090
Progressive Corp.	85	6,153
Prudential Financial, Inc.	58	5,437
Raymond James Financial, Inc.	18	1,610
Regions Financial Corp.	141	2,420
S&P Global, Inc.	36	9,830
State Street Corp.	54	4,271
SVB Financial Group*	7	1,757
Synchrony Financial	87	3,133
T. Rowe Price Group, Inc.	34	4,143
Travelers Cos., Inc.	38	5,204

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Truist Financial Corp.	195	$10,982
U.S. Bancorp	208	12,332
Unum Group	30	875
Vanguard S&P 500 ETF	468	138,434
Wells Fargo & Co.	564	30,343
Willis Towers Watson PLC	19	3,838
WR Berkley Corp.	21	1,451
Zions Bancorporation	25	1,298

		722,882

HEALTH CARE (7.7%)
Abbott Laboratories	260	22,584
AbbVie, Inc.	214	18,948
ABIOMED, Inc.*	6	1,023
Agilent Technologies, Inc.	45	3,839
Alexion Pharmaceuticals, Inc.*	33	3,569
Align Technology, Inc.*	11	3,069
Allergan PLC	48	9,176
AmerisourceBergen Corp. Cl A	22	1,871
Amgen, Inc.	87	20,973
Anthem, Inc.	37	11,175
Baxter International, Inc.	74	6,188
Becton Dickinson & Co.	39	10,607
Biogen, Inc.*	27	8,012
Boston Scientific Corp.*	203	9,180
Bristol-Myers Squibb Co.	342	21,953
Cardinal Health, Inc.	43	2,175
Centene Corp.*	60	3,772
Cerner Corp.	46	3,376
Cigna Corp.	55	11,247
Cooper Cos., Inc.	7	2,249
CVS Health Corp.	189	14,041
Danaher Corp.	93	14,274
DaVita, Inc.*	13	975
DENTSPLY SIRONA, Inc.	33	1,867
Edwards Lifesciences Corp.*	30	6,999
Eli Lilly & Co.	124	16,297
Gilead Sciences, Inc.	184	11,956
HCA Healthcare, Inc.	39	5,765
Henry Schein, Inc.*	22	1,468
Hologic, Inc.*	39	2,036
Humana, Inc.	20	7,330
IDEXX Laboratories, Inc.*	12	3,134
Illumina, Inc.*	21	6,967
Incyte Corp.*	26	2,270
Intuitive Surgical, Inc.*	17	10,050
IQVIA Hldgs., Inc.*	26	4,017
Johnson & Johnson	383	55,868
Laboratory Corp. of America Hldgs.*	14	2,368
McKesson Corp.	27	3,735
Medtronic PLC	196	22,236
Merck & Co., Inc.	372	33,834
Mettler-Toledo International, Inc.*	4	3,173
Mylan NV*	75	1,508
PerkinElmer, Inc.	16	1,554
Perrigo Co. PLC	20	1,033

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Pfizer, Inc.	805	$31,540
Quest Diagnostics, Inc.	20	2,136
Regeneron Pharmaceuticals, Inc.*	12	4,506
ResMed, Inc.	21	3,254
STERIS PLC	12	1,829
Stryker Corp.	47	9,867
Teleflex, Inc.	6	2,259
Thermo Fisher Scientific, Inc.	58	18,842
UnitedHealth Group, Inc.	138	40,569
Universal Health Svcs., Inc. Cl B	11	1,578
Varian Medical Systems, Inc.*	13	1,846
Vertex Pharmaceuticals, Inc.*	37	8,101
Waters Corp.*	9	2,103
WellCare Health Plans, Inc.*	7	2,311
Zimmer Biomet Hldgs., Inc.	30	4,490
Zoetis, Inc. Cl A	69	9,132

		554,104

INDUSTRIALS (4.9%)
3M Co.	84	14,819
Alaska Air Group, Inc.	18	1,219
Allegion PLC	14	1,743
American Airlines Group, Inc.	57	1,635
AMETEK, Inc.	33	3,292
AO Smith Corp.	20	953
Arconic, Inc.	56	1,723
Boeing Co.	78	25,409
Caterpillar, Inc.	81	11,962
CH Robinson Worldwide, Inc.	20	1,564
Cintas Corp.	12	3,229
Copart, Inc.*	29	2,637
CSX Corp.	114	8,249
Cummins, Inc.	23	4,116
Deere & Co.	46	7,970
Delta Air Lines, Inc.	84	4,912
Dover Corp.	21	2,420
Eaton Corp. PLC	61	5,778
Emerson Electric Co.	89	6,787
Equifax, Inc.	18	2,522
Expeditors International of Washington, Inc.	25	1,951
Fastenal Co.	83	3,067
FedEx Corp.	35	5,292
Flowserve Corp.	19	946
Fortive Corp.	43	3,285
Fortune Brands Home & Security, Inc.	20	1,307
General Dynamics Corp.	34	5,996
General Electric Co.	1,274	14,218
Honeywell International, Inc.	104	18,408
Huntington Ingalls Industries, Inc.	6	1,505
IDEX Corp.	11	1,892
IHS Markit Ltd.*	67	5,048
Illinois Tool Works, Inc.	43	7,724
Ingersoll-Rand PLC	35	4,652
Jacobs Engineering Group, Inc.	20	1,796
JB Hunt Transport Svcs., Inc.	12	1,401

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Johnson Controls International PLC	113	$4,600
Kansas City Southern	15	2,297
L-3 Harris Technologies, Inc.	32	6,332
Lockheed Martin Corp.	36	14,018
Masco Corp.	42	2,016
Nielsen Hldgs. PLC	52	1,056
Norfolk Southern Corp.	38	7,377
Northrop Grumman Corp.	23	7,911
Old Dominion Freight Line, Inc.	9	1,708
PACCAR, Inc.	50	3,955
Parker-Hannifin Corp.	19	3,911
Pentair PLC	24	1,101
Quanta Svcs., Inc.	21	855
Raytheon Co.	41	9,009
Republic Svcs., Inc. Cl A	31	2,778
Robert Half International, Inc.	17	1,074
Rockwell Automation, Inc.	17	3,445
Rollins, Inc.	21	697
Roper Technologies, Inc.	15	5,314
Snap-on, Inc.	8	1,355
Southwest Airlines Co.	70	3,779
Stanley Black & Decker, Inc.	22	3,646
Textron, Inc.	33	1,472
TransDigm Group, Inc.	7	3,920
Union Pacific Corp.	101	18,260
United Airlines Hldgs., Inc.*	32	2,819
United Parcel Svc., Inc. Cl B	102	11,940
United Rentals, Inc.*	11	1,834
United Technologies Corp.	118	17,672
Verisk Analytics, Inc. Cl A	24	3,584
Waste Management, Inc.	57	6,497
Westinghouse Air Brake Technologies Corp.	27	2,101
WW Grainger, Inc.	6	2,031
Xylem, Inc.	26	2,048

		353,839

INFORMATION TECHNOLOGY (12.6%)
Accenture PLC Cl A	93	19,583
Adobe, Inc.*	71	23,416
Advanced Micro Devices, Inc.*	163	7,475
Akamai Technologies, Inc.*	24	2,073
Alliance Data Systems Corp.	6	673
Amphenol Corp. Cl A	43	4,654
Analog Devices, Inc.	54	6,417
ANSYS, Inc.*	12	3,089
Apple, Inc.	611	179,420
Applied Materials, Inc.	134	8,179
Arista Networks, Inc.*	7	1,424
Autodesk, Inc.*	32	5,871
Automatic Data Processing, Inc.	63	10,742
Broadcom, Inc.	58	18,329
Broadridge Financial Solutions, Inc.	17	2,100
Cadence Design Systems, Inc.*	41	2,844
CDW Corp.	21	3,000
Cisco Systems, Inc.	621	29,783

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Citrix Systems, Inc.	18	$1,996
Cognizant Technology Solutions Corp. Cl A	80	4,962
Corning, Inc.	113	3,290
DXC Technology Co.	38	1,428
F5 Networks, Inc.*	8	1,117
Fidelity National Information Svcs., Inc.	90	12,518
Fiserv, Inc.*	83	9,597
FleetCor Technologies, Inc.*	12	3,453
FLIR Systems, Inc.	20	1,041
Fortinet, Inc.*	21	2,242
Gartner, Inc.*	13	2,003
Global Payments, Inc.	44	8,033
Hewlett Packard Enterprise Co.	190	3,013
HP, Inc.	215	4,418
Intel Corp.	635	38,005
International Business Machines Corp.	129	17,291
Intuit, Inc.	38	9,953
IPG Photonics Corp.*	5	725
Jack Henry & Associates, Inc.	11	1,602
Juniper Networks, Inc.	49	1,207
Keysight Technologies, Inc.*	27	2,771
KLA Corp.	23	4,098
Lam Research Corp.	21	6,140
Leidos Hldgs., Inc.	20	1,958
Mastercard, Inc. Cl A	130	38,817
Maxim Integrated Products, Inc.	39	2,399
Microchip Technology, Inc.	35	3,665
Micron Technology, Inc.*	163	8,766
Microsoft Corp.	1,112	175,362
Motorola Solutions, Inc.	25	4,029
NetApp, Inc.	34	2,117
NortonLifeLock, Inc.	83	2,118
NVIDIA Corp.	89	20,942
Oracle Corp.	317	16,795
Paychex, Inc.	47	3,998
PayPal Hldgs., Inc.*	172	18,605
Qorvo, Inc.*	17	1,976
QUALCOMM, Inc.	166	14,646
Salesforce.com, Inc.*	129	20,981
Seagate Technology PLC	34	2,023
ServiceNow, Inc.*	27	7,623
Skyworks Solutions, Inc.	25	3,022
Synopsys, Inc.*	22	3,062
TE Connectivity Ltd.	49	4,696
Texas Instruments, Inc.	136	17,448
VeriSign, Inc.*	15	2,890
Visa, Inc. Cl A	250	46,975
Western Digital Corp.	43	2,729
Western Union Co.	61	1,634
Xerox Hldgs. Corp.	28	1,032
Xilinx, Inc.	37	3,618
Zebra Technologies Corp. Cl A*	7	1,788

		905,689

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.4%)
Air Products & Chemicals, Inc.	32	$7,520
Albemarle Corp.	15	1,096
Amcor PLC	237	2,569
Avery Dennison Corp.	12	1,570
Ball Corp.	48	3,104
Celanese Corp. Cl A	18	2,216
CF Industries Hldgs., Inc.	32	1,528
Corteva, Inc.	109	3,222
Dow, Inc.	108	5,911
DuPont de Nemours, Inc.	108	6,934
Eastman Chemical Co.	20	1,585
Ecolab, Inc.	36	6,948
FMC Corp.	19	1,896
Freeport-McMoRan, Inc.	212	2,781
International Flavors & Fragrances, Inc.	16	2,064
International Paper Co.	57	2,625
Linde PLC	79	16,819
LyondellBasell Industries NV Cl A	38	3,590
Martin Marietta Materials, Inc.	9	2,517
Mosaic Co.	51	1,104
Newmont Goldcorp Corp.	119	5,171
Nucor Corp.	44	2,476
Packaging Corp. of America	13	1,456
PPG Industries, Inc.	34	4,539
Sealed Air Corp.	22	876
Sherwin-Williams Co.	12	7,002
Vulcan Materials Co.	19	2,735
WestRock Co.	37	1,588

		103,442

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	17	2,747
American Tower Corp.	64	14,708
Apartment Investment & Management Co. Cl A	22	1,136
AvalonBay Communities, Inc.	20	4,194
Boston Properties, Inc.	21	2,895
CBRE Group, Inc. Cl A*	49	3,003
Crown Castle International Corp.	60	8,529
Digital Realty Trust, Inc.	30	3,592
Duke Realty Corp.	53	1,837
Equinix, Inc.	12	7,004
Equity Residential	51	4,127
Essex Property Trust, Inc.	9	2,708
Extra Space Storage, Inc.	19	2,007
Federal Realty Investment Trust	10	1,287
Healthpeak Properties, Inc.	72	2,482
Host Hotels & Resorts, Inc.	105	1,948
Iron Mountain, Inc.	42	1,339

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Kimco Realty Corp.	61	$1,263
Mid-America Apartment Communities, Inc.	17	2,242
Prologis, Inc.	92	8,201
Public Storage	22	4,685
Realty Income Corp.	47	3,461
Regency Centers Corp.	24	1,514
SBA Communications Corp. Cl A	16	3,856
Simon Property Group, Inc.	45	6,703
SL Green Realty Corp.	11	1,011
UDR, Inc.	43	2,008
Ventas, Inc.	54	3,118
Vornado Realty Trust	23	1,529
Welltower, Inc.	59	4,825
Weyerhaeuser Co.	108	3,262

		113,221

UTILITIES (1.9%)
AES Corp.	96	1,910
Alliant Energy Corp.	35	1,915
Ameren Corp.	36	2,765
American Electric Power Co., Inc.	72	6,805
American Water Works Co., Inc.	26	3,194
Atmos Energy Corp.	17	1,902
CenterPoint Energy, Inc.	73	1,991
CMS Energy Corp.	41	2,576
Consolidated Edison, Inc.	48	4,343
Dominion Energy, Inc.	120	9,938
DTE Energy Co.	28	3,636
Duke Energy Corp.	106	9,668
Edison International	52	3,921
Entergy Corp.	29	3,474
Evergy, Inc.	34	2,213
Eversource Energy	47	3,998
Exelon Corp.	142	6,474
FirstEnergy Corp.	79	3,840
NextEra Energy, Inc.	71	17,194
NiSource, Inc.	54	1,503
NRG Energy, Inc.	37	1,471
Pinnacle West Capital Corp.	16	1,439
PPL Corp.	106	3,803
Public Svc. Enterprise Group, Inc.	74	4,370
Sempra Energy	41	6,211
Southern Co.	153	9,746
WEC Energy Group, Inc.	46	4,243
Xcel Energy, Inc.	76	4,826

		129,369

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $3,608,747) 57.5%		4,119,825

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	A-1+	1.54	01/28/20	$100,000	$99,885

TOTAL INDEXED ASSETS-SHORT TERM-DEBT SECURITIES (1.4%) (Cost: $99,885) 1.4%					99,885

TOTAL INDEXED ASSETS (Cost: $3,708,632) 58.9%					$4,219,710

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.0%)
Cogent Communications Hldgs., Inc.	54	$3,554
Discovery, Inc. Cl A*	86	2,816
Discovery, Inc. Cl C*	507	15,458
Gray Television, Inc.*	177	3,795
Nexstar Media Group, Inc. Cl A	47	5,511
ORBCOMM, Inc.*	651	2,741
Shenandoah Telecommunications Co.	166	6,907
Take-Two Interactive Software, Inc.*	41	5,020
TEGNA, Inc.	510	8,512
ViacomCBS, Inc. Cl B	82	3,441
World Wrestling Entertainment, Inc. Cl A	35	2,270
Zayo Group Hldgs., Inc.*	84	2,911
Zynga, Inc. Cl A*	1,317	8,060

		70,996

CONSUMER DISCRETIONARY (3.8%)
AutoZone, Inc.*	17	20,253
Bloomin’ Brands, Inc.	863	19,046
BorgWarner, Inc.	156	6,768
Bright Horizons Family Solutions, Inc.*	37	5,561
Caleres, Inc.	317	7,529
Capri Hldgs. Ltd.*	212	8,088
Chegg, Inc.*	79	2,995
Dave & Buster’s Entertainment, Inc.	263	10,565
Dollar General Corp.	30	4,680
Eldorado Resorts, Inc.*	181	10,795
Etsy, Inc.*	86	3,810
Expedia Group, Inc.	23	2,487
Five Below, Inc.*	129	16,494
Foot Locker, Inc.	57	2,222
Fox Factory Hldg. Corp.*	37	2,574
Grand Canyon Education, Inc.*	25	2,395
Haverty Furniture Cos., Inc.	465	9,374
Hilton Grand Vacations, Inc.*	77	2,648
Lithia Motors, Inc. Cl A	113	16,611
Marriott Vacations Worldwide Corp.	205	26,396
NVR, Inc.*	2	7,617
Playa Hotels & Resorts NV*	757	6,359
Qurate Retail, Inc. Cl A*	87	733
Ralph Lauren Corp. Cl A	92	10,784
Red Rock Resorts, Inc. Cl A	357	8,550
Skyline Champion Corp.*	135	4,280
Sonic Automotive, Inc. Cl A	244	7,564
Sonos, Inc.*	242	3,780
Steven Madden Ltd.	297	12,773
Taylor Morrison Home Corp. Cl A*	124	2,711
Thor Industries, Inc.	151	11,217
Tractor Supply Co.	120	11,212
ZAGG, Inc.*	820	6,650

		275,521

CONSUMER STAPLES (1.0%)
Church & Dwight Co., Inc.	180	12,661
Constellation Brands, Inc. Cl A	130	24,668
Crimson Wine Group Ltd.*	904	6,690

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Freshpet, Inc.*	84	$4,964
Ingredion, Inc.	27	2,510
JM Smucker Co.	57	5,936
Tyson Foods, Inc. Cl A	33	3,003
Vector Group Ltd.	380	5,087
WD-40 Co.	25	4,854

		70,373

ENERGY (1.3%)
Baker Hughes, a GE Co. Cl A	91	2,332
Callon Petroleum Co.*	1,012	4,888
Cheniere Energy, Inc.*	54	3,298
Continental Resources, Inc.	172	5,900
CrossAmerica Partners LP*	207	3,736
Devon Energy Corp.	266	6,908
Hess Corp.	47	3,140
Kosmos Energy Ltd.	2,248	12,814
Matrix Svc. Co.*	244	5,583
MPLX LP	108	2,750
Noble Energy, Inc.	171	4,247
PBF Energy, Inc. Cl A	654	20,516
PDC Energy, Inc.*	126	3,297
ProPetro Hldg. Corp.*	352	3,960
Williams Cos., Inc.	509	12,073

		95,442

FINANCIALS (6.9%)
Allegiance Bancshares, Inc.*	127	4,775
American Equity Investment Life Hldg. Co.	285	8,530
American Financial Group, Inc.	67	7,347
Ameriprise Financial, Inc.	92	15,325
Argo Group International Hldgs. Ltd.	103	6,772
Associated Banc-Corp.	247	5,444
Assurant, Inc.	63	8,258
BancFirst Corp.	184	11,489
Bank of Marin Bancorp	101	4,550
BankUnited, Inc.	116	4,241
Banner Corp.	164	9,281
Blackstone Mortgage Trust, Inc. Cl A	197	7,332
Brookline Bancorp, Inc.	642	10,567
Brown & Brown, Inc.	197	7,778
Bryn Mawr Bank Corp.	183	7,547
Cadence Bancorporation Cl A	299	5,421
Cboe Global Markets, Inc.	58	6,960
Citizens Financial Group, Inc.	50	2,031
Columbia Banking System, Inc.	94	3,824
Dime Community Bancshares, Inc.	304	6,351
Discover Financial Svcs.	153	12,977
Ellington Financial, Inc.	572	10,485
Enterprise Financial Svcs. Corp.	186	8,967
Essent Group Ltd.	227	11,802
Everest Re Group Ltd.	36	9,966
Fifth Third Bancorp	480	14,755
First Interstate BancSystem, Inc. Cl A	248	10,396
First Merchants Corp.	142	5,906

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
First Republic Bank	66	$7,751
Flushing Financial Corp.	218	4,710
Great Southern Bancorp, Inc.	76	4,812
Hartford Financial Svcs. Group, Inc.	250	15,193
Heritage Commerce Corp.	399	5,119
Heritage Financial Corp.	123	3,481
Houlihan Lokey, Inc. Cl A	94	4,594
IBERIABANK Corp.	98	7,333
Investors Bancorp, Inc.	288	3,432
iShares Micro-Cap ETF	47	4,676
iShares Russell 2000 Growth ETF	10	2,142
iShares Russell Mid-Cap ETF	160	9,539
KeyCorp	356	7,206
Lincoln National Corp.	91	5,370
M&T Bank Corp.	80	13,580
Marlin Business Svcs. Corp.	296	6,506
Moelis & Co. Cl A	169	5,394
National Bank Hldgs. Corp. Cl A	90	3,170
Northfield Bancorp, Inc.	383	6,496
Peoples Bancorp, Inc.	149	5,164
People’s United Financial, Inc.	106	1,791
Primerica, Inc.	85	11,098
Progressive Corp.	116	8,397
Raymond James Financial, Inc.	84	7,515
Reinsurance Group of America, Inc. Cl A	85	13,860
Selective Insurance Group, Inc.	230	14,994
Starwood Property Trust, Inc.	703	17,477
Sterling Bancorp	150	3,162
Stifel Financial Corp.	96	5,822
Stock Yards Bancorp, Inc.	381	15,644
SVB Financial Group*	15	3,766
Synchrony Financial	54	1,944
TriCo Bancshares	124	5,060
UMB Financial Corp.	85	5,834
Voya Financial, Inc.	135	8,232
Western Alliance Bancorp	97	5,529
Wintrust Financial Corp.	33	2,340
Zions Bancorporation	114	5,919

		493,129

HEALTH CARE (4.8%)
ABIOMED, Inc.*	22	3,753
Acadia Healthcare Co., Inc.*	159	5,282
ACADIA Pharmaceuticals, Inc.*	124	5,305
Acceleron Pharma, Inc.*	68	3,605
Agilent Technologies, Inc.	148	12,626
Alder Biopharmaceuticals, Inc. - contingent value rights*	136	120	††
Alnylam Pharmaceuticals, Inc.*	23	2,649
Amicus Therapeutics, Inc.*	234	2,279
Arrowhead Pharmaceuticals, Inc.*	62	3,933
AxoGen, Inc.*	99	1,771
Biohaven Pharmaceutical Hldg. Co. Ltd.*	56	3,049
Blueprint Medicines Corp.*	49	3,925

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Boston Scientific Corp.*	21	$949
CareDx, Inc.*	75	1,618
Centene Corp.*	167	10,499
Chemed Corp.	16	7,028
CRISPR Therapeutics AG*	46	2,802
Emergent BioSolutions, Inc.*	124	6,690
Encompass Health Corp.	69	4,780
Exact Sciences Corp.*	38	3,514
FibroGen, Inc.*	41	1,758
Global Blood Therapeutics, Inc.*	61	4,849
Globus Medical, Inc. Cl A*	85	5,005
Haemonetics Corp.*	24	2,758
HealthEquity, Inc.*	124	9,185
Hill-Rom Hldgs., Inc.	82	9,309
Horizon Therapeutics PLC*	371	13,430
Humana, Inc.	17	6,231
ICU Medical, Inc.*	35	6,549
Incyte Corp.*	34	2,969
Insmed, Inc.*	126	3,009
Insulet Corp.*	25	4,280
Intersect ENT, Inc.*	91	2,266
Invitae Corp.*	110	1,774
iRhythm Technologies, Inc.*	58	3,949
Karyopharm Therapeutics, Inc.*	251	4,812
Krystal Biotech, Inc.*	34	1,883
LHC Group, Inc.*	61	8,403
Madrigal Pharmaceuticals, Inc.*	26	2,369
Masimo Corp.*	35	5,532
Medpace Hldgs., Inc.*	43	3,615
Mettler-Toledo International, Inc.*	8	6,346
Natera, Inc.*	95	3,201
Neogen Corp.*	58	3,785
NeoGenomics, Inc.*	163	4,768
Neurocrine Biosciences, Inc.*	47	5,052
Novocure Ltd.*	58	4,888
Omnicell, Inc.*	79	6,456
Orchard Therapeutics PLC ADR*	93	1,279
Pacific Biosciences of California, Inc.*	360	1,850
Penumbra, Inc.*	30	4,928
Quidel Corp.*	37	2,776
Repligen Corp.*	76	7,030
Sage Therapeutics, Inc.*	42	3,032
SeaSpine Hldgs. Corp.*	204	2,450
Sientra, Inc.*	716	6,401
Simulations Plus, Inc.	82	2,384
STAAR Surgical Co.*	66	2,321
Supernus Pharmaceuticals, Inc.*	455	10,793
Syneos Health, Inc. Cl A*	49	2,914
Tabula Rasa HealthCare, Inc.*	68	3,310
Tactile Systems Technology, Inc.*	60	4,051
Tandem Diabetes Care, Inc.*	81	4,828
Teladoc Health, Inc.*	69	5,777
Ultragenyx Pharmaceutical, Inc.*	43	1,837
US Physical Therapy, Inc.	37	4,231
Veeva Systems, Inc. Cl A*	53	7,455

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Vericel Corp.*	438	$7,621
Waters Corp.*	13	3,037
Wright Medical Group NV*	152	4,633
Xencor, Inc.*	104	3,577
Zimmer Biomet Hldgs., Inc.	84	12,573
Zoetis, Inc. Cl A	35	4,631
Zogenix, Inc.*	56	2,919

		343,246

INDUSTRIALS (5.8%)
AAR Corp.	123	5,547
Alamo Group, Inc.	38	4,771
Alaska Air Group, Inc.	167	11,314
Applied Industrial Technologies, Inc.	96	6,402
Brink’s Co.	141	12,786
Builders FirstSource, Inc.*	43	1,093
Carlisle Cos., Inc.	78	12,624
CH Robinson Worldwide, Inc.	43	3,363
Dover Corp.	68	7,838
Echo Global Logistics, Inc.*	118	2,443
EMCOR Group, Inc.	105	9,062
Encore Wire Corp.	169	9,701
EnerSys	59	4,415
ESCO Technologies, Inc.	47	4,348
Exponent, Inc.	92	6,349
Fortive Corp.	41	3,132
Generac Hldgs., Inc.*	89	8,953
Gorman-Rupp Co.	194	7,275
HD Supply Hldgs., Inc.*	92	3,700
Heidrick & Struggles International, Inc.	125	4,062
Hillenbrand, Inc.	209	6,962
Hubbell, Inc. Cl B	34	5,026
IAA, Inc.*	352	16,565
John Bean Technologies Corp.	39	4,394
Kirby Corp.*	80	7,162
Knoll, Inc.	97	2,450
Kratos Defense & Security Solutions, Inc.*	517	9,311
L-3 Harris Technologies, Inc.	136	26,910
Lennox International, Inc.	39	9,515
Lincoln Electric Hldgs., Inc.	61	5,901
Mercury Systems, Inc.*	60	4,147
Miller Industries, Inc.	427	15,855
Mueller Industries, Inc.	741	23,527
Old Dominion Freight Line, Inc.	106	20,117
Oshkosh Corp.	54	5,111
Quad/Graphics, Inc.	681	3,180
Quanta Svcs., Inc.	110	4,478
Rockwell Automation, Inc.	53	10,742
Roper Technologies, Inc.	14	4,960
Saia, Inc.*	44	4,097
Simpson Manufacturing Co., Inc.	100	8,023
Spirit Airlines, Inc.*	304	12,254
SPX FLOW, Inc.*	75	3,665
Stanley Black & Decker, Inc.	54	8,950
Stericycle, Inc.*	53	3,382

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Teledyne Technologies, Inc.*	24	$8,317
TransUnion	55	4,709
Trex Co., Inc.*	127	11,415
United Rentals, Inc.*	47	7,839
Universal Forest Products, Inc.	163	7,775
US Ecology, Inc.	62	3,589
VSE Corp.	230	8,748
Werner Enterprises, Inc.	52	1,891
Willdan Group, Inc.*	139	4,416

		414,561

INFORMATION TECHNOLOGY (5.7%)
Akoustis Technologies, Inc.*	381	3,048
Altair Engineering, Inc. Cl A*	116	4,166
Amphenol Corp. Cl A	89	9,632
Analog Devices, Inc.	84	9,983
Anixter International, Inc.*	49	4,513
Blackline, Inc.*	62	3,197
Cabot Microelectronics Corp.	26	3,752
Cardtronics PLC Cl A*	205	9,153
Ciena Corp.*	57	2,433
Cloudera, Inc.*	473	5,501
Cohu, Inc.	337	7,700
Cornerstone OnDemand, Inc.*	62	3,630
Cypress Semiconductor Corp.	236	5,506
DXC Technology Co.	133	5,000
EchoStar Corp. Cl A*	52	2,252
Enphase Energy, Inc.*	226	5,905
EPAM Systems, Inc.*	55	11,669
Euronet Worldwide, Inc.*	57	8,981
Everspin Technologies, Inc.*	372	1,957
Fidelity National Information Svcs., Inc.	17	2,365
Fiserv, Inc.*	106	12,257
Five9, Inc.*	215	14,100
Global Payments, Inc.	89	16,247
Globant S.A.*	34	3,606
Guidewire Software, Inc.*	52	5,708
II-VI, Inc.*	255	8,586
Itron, Inc.*	47	3,946
KEMET Corp.	185	5,004
KLA Corp.	30	5,345
Lattice Semiconductor Corp.*	148	2,833
LivePerson, Inc.*	147	5,439
LogMeIn, Inc.	28	2,401
Lumentum Hldgs., Inc.*	105	8,326
ManTech International Corp. Cl A	57	4,553
MaxLinear, Inc. Cl A*	173	3,671
Microchip Technology, Inc.	46	4,817
MKS Instruments, Inc.	90	9,901
Monolithic Power Systems, Inc.	30	5,341
Motorola Solutions, Inc.	26	4,190
New Relic, Inc.*	58	3,811
Nokia OYJ	372	1,380
Novanta, Inc.*	48	4,245
Palo Alto Networks, Inc.*	19	4,394

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Perficient, Inc.*	267	$12,301
Perspecta, Inc.	214	5,658
Ping Identity Hldg. Corp.*	114	2,770
Plexus Corp.*	59	4,539
Proofpoint, Inc.*	102	11,708
PTC, Inc.*	112	8,388
Pure Storage, Inc. Cl A*	413	7,066
Q2 Hldgs., Inc.*	66	5,351
Qorvo, Inc.*	33	3,836
Rapid7, Inc.*	186	10,420
RealPage, Inc.*	79	4,246
Richardson Electronics Ltd.*	836	4,707
SailPoint Technologies Hldg., Inc.*	141	3,328
Science Applications International Corp.	51	4,438
Semtech Corp.*	54	2,857
Sequans Communications S.A. ADR*	336	1,008
Silicon Laboratories, Inc.*	46	5,335
SiTime Corp.*	81	2,066
Splunk, Inc.*	65	9,735
Square, Inc. Cl A*	55	3,441
SYNNEX Corp.	109	14,039
Synopsys, Inc.*	42	5,847
ViaSat, Inc.*	52	3,806
Western Digital Corp.	35	2,221
Xilinx, Inc.	44	4,301
Xperi Corp.	169	3,125
Xura, Inc.*	171	5,135	††
Zendesk, Inc.*	49	3,755

		405,871

MATERIALS (2.0%)
Ashland Global Hldgs., Inc.	124	9,490
Berry Global Group, Inc.*	74	3,514
Boise Cascade Co.	88	3,215
Cleveland-Cliffs, Inc.	689	5,788
Compass Minerals International, Inc.	67	4,084
Crown Hldgs., Inc.*	276	20,021
Ferroglobe Representation & Warranty Insurance Trust*	190	0	††
FMC Corp.	42	4,192
Freeport-McMoRan, Inc.	463	6,075
Ingevity Corp.*	67	5,854
Innospec, Inc.	39	4,034
International Flavors & Fragrances, Inc.	17	2,194
International Paper Co.	89	4,098
Kraton Corp.*	67	1,696
Mosaic Co.	123	2,661
Newmont Goldcorp Corp.	257	11,166
Nucor Corp.	47	2,645
Olin Corp.	315	5,434
Packaging Corp. of America	162	18,142
PolyOne Corp.	138	5,077
Quaker Chemical Corp.	43	7,074
Royal Gold, Inc.	41	5,013

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Steel Dynamics, Inc.	229	$7,796
Vulcan Materials Co.	51	7,344

		146,607

REAL ESTATE (3.9%)
Alexander’s, Inc.	13	4,295
American Campus Communities, Inc.	73	3,433
Americold Realty Trust	338	11,850
Apartment Investment & Management Co. Cl A	98	5,062
AvalonBay Communities, Inc.	19	3,984
Brandywine Realty Trust	1,171	18,443
Camden Property Trust	59	6,260
CareTrust REIT, Inc.	155	3,198
Chatham Lodging Trust	195	3,576
Consolidated-Tomoka Land Co.	35	2,111
Cousins Properties, Inc.	197	8,116
Duke Realty Corp.	586	20,316
Easterly Government Properties, Inc.	862	20,455
Equity LifeStyle Properties, Inc.	55	3,871
Essex Property Trust, Inc.	15	4,513
GEO Group, Inc.	541	8,986
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	66	2,124
Highwoods Properties, Inc.	169	8,266
Host Hotels & Resorts, Inc.	507	9,405
Industrial Logistics Properties Trust	231	5,179
JBG SMITH Properties	136	5,425
Kilroy Realty Corp.	170	14,263
Liberty Property Trust	64	3,843
Macerich Co.	42	1,131
Medical Properties Trust, Inc.	372	7,853
Park Hotels & Resorts, Inc.	152	3,932
Prologis, Inc.	36	3,209
QTS Realty Trust, Inc. Cl A	91	4,939
Redfin Corp.*	151	3,192
Regency Centers Corp.	26	1,640
RLJ Lodging Trust	196	3,473
Sabra Health Care REIT, Inc.	301	6,423
SBA Communications Corp. Cl A	52	12,531
Spirit Realty Capital, Inc.	142	6,984
Summit Hotel Properties, Inc.	131	1,617
Sun Communities, Inc.	62	9,306
Terreno Realty Corp.	355	19,220
Urstadt Biddle Properties, Inc. Cl A	86	2,136
Vornado Realty Trust	45	2,993
Welltower, Inc.	73	5,971
Weyerhaeuser Co.	78	2,356

		275,880

UTILITIES (2.6%)
AES Corp.	222	4,418
Ameren Corp.	93	7,142
Avista Corp.	159	7,646
Black Hills Corp.	87	6,833
Chesapeake Utilities Corp.	54	5,175

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Consolidated Edison, Inc.	71	$6,423
Edison International	97	7,315
Entergy Corp.	57	6,829
Evergy, Inc.	229	14,906
Eversource Energy	54	4,594
FirstEnergy Corp.	251	12,199
Fortis, Inc.	241	10,006
IDACORP, Inc.	78	8,330
NiSource, Inc.	440	12,250
Northwest Natural Hldg. Co.	74	5,456
NorthWestern Corp.	96	6,880
PNM Resources, Inc.	161	8,164

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Portland General Electric Co.	150	$8,368
PPL Corp.	147	5,275
Public Svc. Enterprise Group, Inc.	133	7,853
Sempra Energy	109	16,511
Spire, Inc.	57	4,749
Suburban Propane Partners LP	222	4,851
UGI Corp.	100	4,516

		186,689

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $2,330,662) 38.8%		2,778,315

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.3%)
Citibank, New York Time Deposit	1.56	01/02/20	$164,191	$164,191

TOTAL TEMPORARY CASH INVESTMENT (Cost: $164,191) 2.3%				164,191

TOTAL INVESTMENTS (Cost: $6,203,485) 100.0%				7,162,216

OTHER NET ASSETS -0.0% (3)				(1,266)

NET ASSETS 100.0%				$7,160,950

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.8%)
Activision Blizzard, Inc.	1,478	$87,823
Alphabet, Inc. Cl A*	579	775,507
Alphabet, Inc. Cl C*	579	774,135
AT&T, Inc.	14,051	549,113
CenturyLink, Inc.	1,875	24,769
Charter Communications, Inc. Cl A*	304	147,464
Comcast Corp. Cl A	8,710	391,689
Discovery, Inc. Cl A*	303	9,920
Discovery, Inc. Cl C*	643	19,605
DISH Network Corp. Cl A*	494	17,522
Electronic Arts, Inc.*	563	60,528
Facebook, Inc. Cl A*	4,615	947,229
Fox Corp. Cl A	682	25,282
Fox Corp. Cl B	312	11,357
Interpublic Group of Cos., Inc.	747	17,256
Live Nation Entertainment, Inc.*	273	19,511
Netflix, Inc.*	844	273,093
News Corp. Cl A	752	10,633
News Corp. Cl B	234	3,395
Omnicom Group, Inc.	420	34,028
Take-Two Interactive Software, Inc.*	219	26,812
T-Mobile US, Inc.*	610	47,836
Twitter, Inc.*	1,487	47,658
Verizon Communications, Inc.	7,964	488,990
ViacomCBS, Inc. Cl B	1,040	43,649
Walt Disney Co.	3,479	503,168

		5,357,972

CONSUMER DISCRETIONARY (9.3%)
Advance Auto Parts, Inc.	134	21,461
Amazon.com, Inc.*	804	1,485,663
Aptiv PLC	495	47,010
AutoZone, Inc.*	47	55,992
Best Buy Co., Inc.	441	38,720
Booking Hldgs., Inc.*	81	166,352
BorgWarner, Inc.	399	17,309
Capri Hldgs. Ltd.*	290	11,064
CarMax, Inc.*	318	27,879
Carnival Corp.	775	39,393
Chipotle Mexican Grill, Inc. Cl A*	50	41,856
Darden Restaurants, Inc.	237	25,835
Dollar General Corp.	496	77,366
Dollar Tree, Inc.*	456	42,887
DR Horton, Inc.	648	34,182
eBay, Inc.	1,476	53,298
Expedia Group, Inc.	269	29,090
Ford Motor Co.	7,490	69,657
Gap, Inc.	410	7,249
Garmin Ltd.	279	27,219
General Motors Co.	2,425	88,755
Genuine Parts Co.	282	29,957
H&R Block, Inc.	375	8,805
Hanesbrands, Inc.	698	10,365
Harley-Davidson, Inc.	300	11,157
Hasbro, Inc.	247	26,086
Hilton Worldwide Hldgs., Inc.	549	60,890

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Home Depot, Inc.	2,110	$460,782
Kohl’s Corp.	301	15,336
L Brands, Inc.	448	8,118
Las Vegas Sands Corp.	652	45,014
Leggett & Platt, Inc.	256	13,013
Lennar Corp. Cl A	539	30,071
LKQ Corp.*	594	21,206
Lowe’s Cos., Inc.	1,484	177,724
Macy’s, Inc.	595	10,115
Marriott International, Inc. Cl A	528	79,955
McDonald’s Corp.	1,459	288,313
MGM Resorts International	994	33,070
Mohawk Industries, Inc.*	115	15,684
Newell Brands, Inc.	738	14,184
NIKE, Inc. Cl B	2,408	243,954
Nordstrom, Inc.	205	8,391
Norwegian Cruise Line Hldgs. Ltd.*	409	23,890
NVR, Inc.*	6	22,850
O’Reilly Automotive, Inc.*	147	64,424
PulteGroup, Inc.	490	19,012
PVH Corp.	143	15,036
Ralph Lauren Corp. Cl A	96	11,253
Ross Stores, Inc.	701	81,610
Royal Caribbean Cruises Ltd.	328	43,791
Starbucks Corp.	2,296	201,864
Tapestry, Inc.	526	14,186
Target Corp.	980	125,646
Tiffany & Co.	210	28,067
TJX Cos., Inc.	2,348	143,369
Tractor Supply Co.	228	21,304
Ulta Beauty, Inc.*	111	28,099
Under Armour, Inc. Cl A*	359	7,754
Under Armour, Inc. Cl C*	373	7,154
VF Corp.	629	62,686
Whirlpool Corp.	122	17,999
Wynn Resorts Ltd.	187	25,969
Yum! Brands, Inc.	585	58,927

		5,045,317

CONSUMER STAPLES (6.8%)
Altria Group, Inc.	3,599	179,626
Archer-Daniels-Midland Co.	1,071	49,641
Brown-Forman Corp. Cl B	351	23,728
Campbell Soup Co.	323	15,963
Church & Dwight Co., Inc.	475	33,411
Clorox Co.	242	37,157
Coca-Cola Co.	7,428	411,140
Colgate-Palmolive Co.	1,659	114,206
Conagra Brands, Inc.	932	31,912
Constellation Brands, Inc. Cl A	322	61,099
Costco Wholesale Corp.	857	251,889
Coty, Inc. Cl A	565	6,356
Estee Lauder Cos., Inc. Cl A	431	89,019
General Mills, Inc.	1,170	62,665
Hershey Co.	286	42,036
Hormel Foods Corp.	537	24,224

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
JM Smucker Co.	222	$23,117
Kellogg Co.	481	33,266
Kimberly-Clark Corp.	663	91,196
Kraft Heinz Co.	1,203	38,652
Kroger Co.	1,556	45,108
Lamb Weston Hldgs., Inc.	280	24,088
McCormick & Co., Inc.	240	40,735
Molson Coors Brewing Co. Cl B	362	19,512
Mondelez International, Inc. Cl A	2,786	153,453
Monster Beverage Corp.*	738	46,900
PepsiCo, Inc.	2,685	366,959
Philip Morris International, Inc.	3,006	255,780
Procter & Gamble Co.	4,813	601,144
Sysco Corp.	987	84,428
Tyson Foods, Inc. Cl A	566	51,529
Walgreens Boots Alliance, Inc.	1,446	85,256
Walmart, Inc.	2,749	326,691

		3,721,886

ENERGY (4.1%)
Apache Corp.	733	18,758
Baker Hughes, a GE Co. Cl A	1,253	32,114
Cabot Oil & Gas Corp.	784	13,650
Chevron Corp.	3,645	439,259
Cimarex Energy Co.	196	10,288
Concho Resources, Inc.	386	33,802
ConocoPhillips	2,113	137,408
Devon Energy Corp.	744	19,322
Diamondback Energy, Inc.	307	28,508
EOG Resources, Inc.	1,118	93,644
Exxon Mobil Corp.	8,167	569,893
Halliburton Co.	1,689	41,330
Helmerich & Payne, Inc.	208	9,449
Hess Corp.	502	33,539
HollyFrontier Corp.	285	14,452
Kinder Morgan, Inc.	3,747	79,324
Marathon Oil Corp.	1,544	20,968
Marathon Petroleum Corp.	1,247	75,132
National Oilwell Varco, Inc.	745	18,662
Noble Energy, Inc.	922	22,903
Occidental Petroleum Corp.	1,721	70,922
ONEOK, Inc.	793	60,006
Phillips 66	861	95,924
Pioneer Natural Resources Co.	320	48,438
Schlumberger Ltd.	2,679	107,696
TechnipFMC PLC	805	17,259
Valero Energy Corp.	791	74,077
Williams Cos., Inc.	2,336	55,410

		2,242,137

FINANCIALS (14.3%)
Aflac, Inc.	1,427	75,488
Allstate Corp.	627	70,506
American Express Co.	1,304	162,335
American International Group, Inc.	1,688	86,645
Ameriprise Financial, Inc.	246	40,979

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Aon PLC	455	$94,772
Arthur J. Gallagher & Co.	361	34,378
Assurant, Inc.	118	15,467
Bank of America Corp.	15,664	551,686
Bank of New York Mellon Corp.	1,624	81,736
Berkshire Hathaway, Inc. Cl B*	3,787	857,755
BlackRock, Inc. Cl A	229	115,118
Capital One Financial Corp.	900	92,619
Cboe Global Markets, Inc.	215	25,800
Charles Schwab Corp.	2,212	105,203
Chubb Ltd.	880	136,981
Cincinnati Financial Corp.	294	30,914
Citigroup, Inc.	4,224	337,455
Citizens Financial Group, Inc.	835	33,909
CME Group, Inc. Cl A	700	140,504
Comerica, Inc.	280	20,090
Discover Financial Svcs.	607	51,486
E*TRADE Financial Corp.	437	19,827
Everest Re Group Ltd.	78	21,594
Fifth Third Bancorp	1,364	41,929
First Republic Bank	327	38,406
Franklin Resources, Inc.	540	14,029
Globe Life, Inc.	193	20,313
Goldman Sachs Group, Inc.	618	142,097
Hartford Financial Svcs. Group, Inc.	699	42,478
Huntington Bancshares, Inc.	1,986	29,949
Intercontinental Exchange, Inc.	1,080	99,954
Invesco Ltd.	732	13,161
iShares Core S&P 500 ETF	3,358	1,085,440
JPMorgan Chase & Co.	6,071	846,297
KeyCorp	1,893	38,314
Lincoln National Corp.	385	22,719
Loews Corp.	495	25,983
M&T Bank Corp.	254	43,116
MarketAxess Hldgs., Inc.	73	27,675
Marsh & McLennan Cos., Inc.	980	109,182
MetLife, Inc.	1,511	77,016
Moody’s Corp.	314	74,547
Morgan Stanley	2,380	121,666
MSCI, Inc. Cl A	165	42,600
Nasdaq, Inc.	222	23,776
Northern Trust Corp.	413	43,877
People’s United Financial, Inc.	853	14,416
PNC Financial Svcs. Group, Inc.	847	135,207
Principal Financial Group, Inc.	504	27,720
Progressive Corp.	1,125	81,439
Prudential Financial, Inc.	776	72,742
Raymond James Financial, Inc.	239	21,381
Regions Financial Corp.	1,864	31,986
S&P Global, Inc.	475	129,699
State Street Corp.	703	55,607
SVB Financial Group*	99	24,853
Synchrony Financial	1,151	41,448
T. Rowe Price Group, Inc.	452	55,072
Travelers Cos., Inc.	500	68,475

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Truist Financial Corp.	2,581	$145,362
U.S. Bancorp	2,746	162,810
Unum Group	400	11,664
Wells Fargo & Co.	7,459	401,294
Willis Towers Watson PLC	249	50,283
WR Berkley Corp.	280	19,348
Zions Bancorporation	329	17,082

		7,795,659

HEALTH CARE (13.5%)
Abbott Laboratories	3,449	299,580
AbbVie, Inc.	2,823	249,948
ABIOMED, Inc.*	88	15,012
Agilent Technologies, Inc.	600	51,186
Alexion Pharmaceuticals, Inc.*	431	46,613
Align Technology, Inc.*	138	38,508
Allergan PLC	632	120,819
AmerisourceBergen Corp. Cl A	291	24,741
Amgen, Inc.	1,147	276,507
Anthem, Inc.	490	147,995
Baxter International, Inc.	991	82,867
Becton Dickinson & Co.	526	143,056
Biogen, Inc.*	349	103,559
Boston Scientific Corp.*	2,698	122,004
Bristol-Myers Squibb Co.	4,542	291,551
Cardinal Health, Inc.	558	28,224
Centene Corp.*	797	50,107
Cerner Corp.	607	44,548
Cigna Corp.	720	147,233
Cooper Cos., Inc.	95	30,523
CVS Health Corp.	2,508	186,319
Danaher Corp.	1,234	189,394
DaVita, Inc.*	175	13,130
DENTSPLY SIRONA, Inc.	431	24,390
Edwards Lifesciences Corp.*	400	93,316
Eli Lilly & Co.	1,643	215,939
Gilead Sciences, Inc.	2,439	158,486
HCA Healthcare, Inc.	513	75,827
Henry Schein, Inc.*	289	19,282
Hologic, Inc.*	517	26,993
Humana, Inc.	256	93,829
IDEXX Laboratories, Inc.*	165	43,086
Illumina, Inc.*	285	94,546
Incyte Corp.*	348	30,387
Intuitive Surgical, Inc.*	223	131,826
IQVIA Hldgs., Inc.*	347	53,615
Johnson & Johnson	5,068	739,269
Laboratory Corp. of America Hldgs.*	188	31,804
McKesson Corp.	347	47,997
Medtronic PLC	2,601	295,083
Merck & Co., Inc.	4,923	447,747
Mettler-Toledo International, Inc.*	48	38,077
Mylan NV*	995	20,000
PerkinElmer, Inc.	215	20,877
Perrigo Co. PLC	264	13,638

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Pfizer, Inc.	10,664	$417,816
Quest Diagnostics, Inc.	259	27,659
Regeneron Pharmaceuticals, Inc.*	153	57,448
ResMed, Inc.	279	43,237
STERIS PLC	164	24,997
Stryker Corp.	622	130,583
Teleflex, Inc.	89	33,503
Thermo Fisher Scientific, Inc.	774	251,449
UnitedHealth Group, Inc.	1,839	540,629
Universal Health Svcs., Inc. Cl B	156	22,380
Varian Medical Systems, Inc.*	175	24,852
Vertex Pharmaceuticals, Inc.*	496	108,599
Waters Corp.*	126	29,440
WellCare Health Plans, Inc.*	97	32,030
Zimmer Biomet Hldgs., Inc.	398	59,573
Zoetis, Inc. Cl A	916	121,233

		7,344,866

INDUSTRIALS (8.6%)
3M Co.	1,111	196,003
Alaska Air Group, Inc.	238	16,125
Allegion PLC	179	22,293
American Airlines Group, Inc.	752	21,567
AMETEK, Inc.	441	43,985
AO Smith Corp.	266	12,672
Arconic, Inc.	749	23,047
Boeing Co.	1,040	338,790
Caterpillar, Inc.	1,067	157,575
CH Robinson Worldwide, Inc.	261	20,410
Cintas Corp.	162	43,591
Copart, Inc.*	395	35,921
CSX Corp.	1,504	108,829
Cummins, Inc.	297	53,151
Deere & Co.	607	105,169
Delta Air Lines, Inc.	1,112	65,030
Dover Corp.	280	32,273
Eaton Corp. PLC	800	75,776
Emerson Electric Co.	1,181	90,063
Equifax, Inc.	234	32,788
Expeditors International of Washington, Inc.	329	25,669
Fastenal Co.	1,111	41,051
FedEx Corp.	464	70,161
Flowserve Corp.	253	12,592
Fortive Corp.	573	43,771
Fortune Brands Home & Security, Inc.	269	17,576
General Dynamics Corp.	454	80,063
General Electric Co.	16,877	188,347
Honeywell International, Inc.	1,382	244,614
Huntington Ingalls Industries, Inc.	80	20,070
IDEX Corp.	146	25,112
IHS Markit Ltd.*	900	67,815
Illinois Tool Works, Inc.	563	101,132
Ingersoll-Rand PLC	462	61,409

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Jacobs Engineering Group, Inc.	261	$23,446
JB Hunt Transport Svcs., Inc.	165	19,269
Johnson Controls International PLC	1,488	60,577
Kansas City Southern	192	29,407
L-3 Harris Technologies, Inc.	426	84,293
Lockheed Martin Corp.	479	186,513
Masco Corp.	551	26,443
Nielsen Hldgs. PLC	681	13,824
Norfolk Southern Corp.	502	97,453
Northrop Grumman Corp.	303	104,223
Old Dominion Freight Line, Inc.	123	23,343
PACCAR, Inc.	669	52,918
Parker-Hannifin Corp.	248	51,043
Pentair PLC	324	14,862
Quanta Svcs., Inc.	274	11,155
Raytheon Co.	541	118,879
Republic Svcs., Inc. Cl A	408	36,569
Robert Half International, Inc.	228	14,398
Rockwell Automation, Inc.	223	45,195
Rollins, Inc.	272	9,020
Roper Technologies, Inc.	201	71,200
Snap-on, Inc.	106	17,956
Southwest Airlines Co.	917	49,500
Stanley Black & Decker, Inc.	293	48,562
Textron, Inc.	440	19,624
TransDigm Group, Inc.	96	53,760
Union Pacific Corp.	1,336	241,535
United Airlines Hldgs., Inc.*	421	37,086
United Parcel Svc., Inc. Cl B	1,354	158,499
United Rentals, Inc.*	146	24,348
United Technologies Corp.	1,572	235,423
Verisk Analytics, Inc. Cl A	318	47,490
Waste Management, Inc.	756	86,154
Westinghouse Air Brake Technologies Corp.	351	27,308
WW Grainger, Inc.	84	28,436
Xylem, Inc.	347	27,340

		4,691,491

INFORMATION TECHNOLOGY (22.1%)
Accenture PLC Cl A	1,221	257,106
Adobe, Inc.*	935	308,372
Advanced Micro Devices, Inc.*	2,163	99,195
Akamai Technologies, Inc.*	312	26,951
Alliance Data Systems Corp.	79	8,864
Amphenol Corp. Cl A	574	62,124
Analog Devices, Inc.	709	84,258
ANSYS, Inc.*	165	42,473
Apple, Inc.	8,090	2,375,629
Applied Materials, Inc.	1,780	108,651
Arista Networks, Inc.*	104	21,154
Autodesk, Inc.*	427	78,337
Automatic Data Processing, Inc.	837	142,709
Broadcom, Inc.	769	243,019
Broadridge Financial Solutions, Inc.	222	27,426
Cadence Design Systems, Inc.*	546	37,871

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
CDW Corp.	279	$39,852
Cisco Systems, Inc.	8,227	394,567
Citrix Systems, Inc.	237	26,283
Cognizant Technology Solutions Corp. Cl A	1,057	65,555
Corning, Inc.	1,490	43,374
DXC Technology Co.	492	18,494
F5 Networks, Inc.*	115	16,060
Fidelity National Information Svcs., Inc.	1,192	165,795
Fiserv, Inc.*	1,112	128,581
FleetCor Technologies, Inc.*	167	48,049
FLIR Systems, Inc.	260	13,538
Fortinet, Inc.*	278	29,679
Gartner, Inc.*	173	26,659
Global Payments, Inc.	583	106,432
Hewlett Packard Enterprise Co.	2,517	39,920
HP, Inc.	2,856	58,691
Intel Corp.	8,401	502,800
International Business Machines Corp.	1,706	228,672
Intuit, Inc.	506	132,537
IPG Photonics Corp.*	69	9,999
Jack Henry & Associates, Inc.	148	21,559
Juniper Networks, Inc.	644	15,862
Keysight Technologies, Inc.*	367	37,665
KLA Corp.	306	54,520
Lam Research Corp.	279	81,580
Leidos Hldgs., Inc.	257	25,158
Mastercard, Inc. Cl A	1,718	512,978
Maxim Integrated Products, Inc.	518	31,862
Microchip Technology, Inc.	458	47,962
Micron Technology, Inc.*	2,164	116,380
Microsoft Corp.	14,732	2,323,236
Motorola Solutions, Inc.	332	53,498
NetApp, Inc.	446	27,764
NortonLifeLock, Inc.	1,110	28,327
NVIDIA Corp.	1,184	278,595
Oracle Corp.	4,186	221,774
Paychex, Inc.	616	52,397
PayPal Hldgs., Inc.*	2,279	246,519
Qorvo, Inc.*	225	26,152
QUALCOMM, Inc.	2,209	194,900
Salesforce.com, Inc.*	1,720	279,741
Seagate Technology PLC	446	26,537
ServiceNow, Inc.*	365	103,047
Skyworks Solutions, Inc.	326	39,407
Synopsys, Inc.*	292	40,646
TE Connectivity Ltd.	648	62,104
Texas Instruments, Inc.	1,796	230,409
VeriSign, Inc.*	200	38,536
Visa, Inc. Cl A	3,306	621,197
Western Digital Corp.	567	35,988
Western Union Co.	804	21,531
Xerox Hldgs. Corp.	362	13,347
Xilinx, Inc.	479	46,832

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Zebra Technologies Corp. Cl A*	105	$26,821

		12,004,507

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	424	99,636
Albemarle Corp.	205	14,973
Amcor PLC	3,133	33,962
Avery Dennison Corp.	162	21,193
Ball Corp.	632	40,872
Celanese Corp. Cl A	235	28,933
CF Industries Hldgs., Inc.	414	19,764
Corteva, Inc.	1,445	42,714
Dow, Inc.	1,433	78,428
DuPont de Nemours, Inc.	1,431	91,870
Eastman Chemical Co.	264	20,925
Ecolab, Inc.	483	93,214
FMC Corp.	250	24,955
Freeport-McMoRan, Inc.	2,812	36,894
International Flavors & Fragrances, Inc.	206	26,578
International Paper Co.	760	34,998
Linde PLC	1,039	221,203
LyondellBasell Industries NV Cl A	497	46,957
Martin Marietta Materials, Inc.	121	33,837
Mosaic Co.	669	14,477
Newmont Goldcorp Corp.	1,579	68,608
Nucor Corp.	587	33,036
Packaging Corp. of America	183	20,494
PPG Industries, Inc.	458	61,138
Sealed Air Corp.	299	11,909
Sherwin-Williams Co.	159	92,783
Vulcan Materials Co.	257	37,005
WestRock Co.	498	21,369

		1,372,725

REAL ESTATE (2.8%)
Alexandria Real Estate Equities, Inc.	222	35,871
American Tower Corp.	856	196,726
Apartment Investment & Management Co. Cl A	288	14,875
AvalonBay Communities, Inc.	269	56,409
Boston Properties, Inc.	279	38,463
CBRE Group, Inc. Cl A*	648	39,716
Crown Castle International Corp.	800	113,720
Digital Realty Trust, Inc.	404	48,375
Duke Realty Corp.	710	24,616
Equinix, Inc.	166	96,894
Equity Residential	674	54,540
Essex Property Trust, Inc.	127	38,209
Extra Space Storage, Inc.	251	26,511
Federal Realty Investment Trust	135	17,379
Healthpeak Properties, Inc.	954	32,884
Host Hotels & Resorts, Inc.	1,386	25,710

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Iron Mountain, Inc.	554	$17,656
Kimco Realty Corp.	815	16,879
Mid-America Apartment Communities, Inc.	221	29,141
Prologis, Inc.	1,219	108,662
Public Storage	290	61,758
Realty Income Corp.	628	46,240
Regency Centers Corp.	323	20,378
SBA Communications Corp. Cl A	219	52,777
Simon Property Group, Inc.	590	87,886
SL Green Realty Corp.	159	14,609
UDR, Inc.	563	26,292
Ventas, Inc.	717	41,400
Vornado Realty Trust	307	20,415
Welltower, Inc.	782	63,952
Weyerhaeuser Co.	1,435	43,337

		1,512,280

UTILITIES (3.2%)
AES Corp.	1,277	25,412
Alliant Energy Corp.	464	25,390
Ameren Corp.	473	36,326
American Electric Power Co., Inc.	952	89,974
American Water Works Co., Inc.	349	42,875
Atmos Energy Corp.	229	25,616
CenterPoint Energy, Inc.	975	26,588
CMS Energy Corp.	548	34,436
Consolidated Edison, Inc.	643	58,172
Dominion Energy, Inc.	1,592	131,850
DTE Energy Co.	371	48,182
Duke Energy Corp.	1,406	128,241
Edison International	683	51,505
Entergy Corp.	385	46,123
Evergy, Inc.	442	28,770
Eversource Energy	624	53,084
Exelon Corp.	1,882	85,800
FirstEnergy Corp.	1,045	50,787
NextEra Energy, Inc.	946	229,083
NiSource, Inc.	719	20,017
NRG Energy, Inc.	484	19,239
Pinnacle West Capital Corp.	217	19,515
PPL Corp.	1,406	50,447
Public Svc. Enterprise Group, Inc.	980	57,869
Sempra Energy	545	82,557
Southern Co.	2,030	129,311
WEC Energy Group, Inc.	611	56,353
Xcel Energy, Inc.	1,011	64,188

		1,717,710

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $34,683,590) 97.0%		52,806,550

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	1.54	01/28/20	$100,000	$99,885

COMMERCIAL PAPER (2.6%)
Cargill Global Fund PLC†	A-1	1.48	01/02/20	1,400,000	1,399,942

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,827) 2.8%					1,499,827

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		1.56	01/02/20	$67,479	$67,479

TOTAL TEMPORARY CASH INVESTMENT (Cost: $67,479) 0.1%					67,479

TOTAL INVESTMENTS (Cost: $36,250,896) 99.9%					54,373,856

OTHER NET ASSETS 0.1%					40,775

NET ASSETS 100.0%					$54,414,631

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
AMC Networks, Inc. Cl A*	620	$24,490
Cable One, Inc.	71	105,681
Cinemark Hldgs., Inc.	1,530	51,791
John Wiley & Sons, Inc. Cl A	622	30,179
Meredith Corp.	576	18,703
New York Times Co. Cl A	2,064	66,399
TEGNA, Inc.	3,055	50,988
Telephone & Data Systems, Inc.	1,384	35,195
TripAdvisor, Inc.	1,503	45,661
World Wrestling Entertainment, Inc. Cl A	673	43,658
Yelp, Inc. Cl A*	910	31,695

		504,440

CONSUMER DISCRETIONARY (13.1%)
Aaron’s, Inc.	960	54,826
Adient PLC*	1,254	26,648
Adtalem Global Education, Inc.*	759	26,542
American Eagle Outfitters, Inc.	2,267	33,325
AutoNation, Inc.*	833	40,509
Bed Bath & Beyond, Inc.	1,810	31,313
Boyd Gaming Corp.	1,142	34,192
Brinker International, Inc.	530	22,260
Brunswick Corp.	1,160	69,577
Caesars Entertainment Corp.*	7,940	107,984
Carter’s, Inc.	626	68,447
Cheesecake Factory, Inc.	580	22,539
Choice Hotels International, Inc.	452	46,750
Churchill Downs, Inc.	505	69,286
Columbia Sportswear Co.	407	40,777
Cracker Barrel Old Country Store, Inc.	340	52,272
Dana, Inc.	2,041	37,146
Deckers Outdoor Corp.*	393	66,362
Delphi Technologies PLC*	1,233	15,819
Dick’s Sporting Goods, Inc.	898	44,442
Dillard’s, Inc. Cl A	140	10,287
Domino’s Pizza, Inc.	583	171,274
Dunkin’ Brands Group, Inc.	1,188	89,742
Eldorado Resorts, Inc.*	926	55,227
Etsy, Inc.*	1,683	74,557
Five Below, Inc.*	791	101,137
Foot Locker, Inc.	1,509	58,836
Gentex Corp.	3,586	103,922
Goodyear Tire & Rubber Co.	3,337	51,907
Graham Hldgs. Co. Cl B	62	39,617
Grand Canyon Education, Inc.*	681	65,233
GrubHub, Inc.*	1,296	63,037
Helen of Troy Ltd.*	355	63,825
Jack in the Box, Inc.	334	26,062
KB Home	1,198	41,056
Lear Corp.	772	105,918
Marriott Vacations Worldwide Corp.	535	68,887
Mattel, Inc.*	4,945	67,005
Murphy USA, Inc.*	409	47,853
Ollie’s Bargain Outlet Hldgs., Inc.*	786	51,334
Papa John’s International, Inc.	311	19,640

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Penn National Gaming, Inc.*	1,563	$39,950
Polaris, Inc.	815	82,886
Pool Corp.	567	120,419
RH*	232	49,532
Sally Beauty Hldgs., Inc.*	1,637	29,875
Scientific Games Corp. CL A*	758	20,299
Service Corp. International	2,603	119,816
Six Flags Entertainment Corp.	1,111	50,117
Skechers U.S.A., Inc. Cl A*	1,880	81,197
Tempur Sealy International, Inc.*	651	56,676
Texas Roadhouse, Inc. Cl A	921	51,871
Thor Industries, Inc.	782	58,095
Toll Brothers, Inc.	1,829	72,264
TRI Pointe Group, Inc.*	1,971	30,708
Urban Outfitters, Inc.*	993	27,576
Visteon Corp.*	402	34,809
Wendy’s Co.	2,625	58,301
Williams-Sonoma, Inc.	1,103	81,004
WW International, Inc.*	659	25,180
Wyndham Destinations, Inc.	1,293	66,835
Wyndham Hotels & Resorts, Inc.	1,366	85,798

		3,530,580

CONSUMER STAPLES (2.8%)
BJ’s Wholesale Club Hldgs., Inc.*	1,765	40,136
Boston Beer Co., Inc. Cl A*	130	49,121
Casey’s General Stores, Inc.	524	83,311
Edgewell Personal Care Co.*	768	23,777
Energizer Hldgs., Inc.	909	45,650
Flowers Foods, Inc.	2,730	59,350
Hain Celestial Group, Inc.*	1,137	29,511
Ingredion, Inc.	947	88,024
Lancaster Colony Corp.	278	44,508
Nu Skin Enterprises, Inc. Cl A	789	32,333
Pilgrim’s Pride Corp.*	736	24,078
Post Hldgs., Inc.*	948	103,427
Sanderson Farms, Inc.	277	48,813
Sprouts Farmers Market, Inc.*	1,692	32,740
Tootsie Roll Industries, Inc.	239	8,159
TreeHouse Foods, Inc.*	808	39,188

		752,126

ENERGY (2.0%)
Antero Midstream Corp.	4,244	32,212
Apergy Corp.*	1,103	37,259
Chesapeake Energy Corp.*	16,576	13,685
CNX Resources Corp.*	2,714	24,019
Core Laboratories N.V.	633	23,845
EQT Corp.	3,632	39,589
Equitrans Midstream Corp.	2,863	38,250
Matador Resources Co.*	1,544	27,746
Murphy Oil Corp.	2,105	56,414
Patterson-UTI Energy, Inc.	2,750	28,875
PBF Energy, Inc. Cl A	1,444	45,298
Transocean Ltd.*	8,312	57,187
World Fuel Svcs. Corp.	920	39,946

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
WPX Energy, Inc.*	5,885	$80,860

		545,185

FINANCIALS (16.6%)
Affiliated Managers Group, Inc.	702	59,487
Alleghany Corp.*	205	163,912
American Financial Group, Inc.	1,068	117,106
Associated Banc-Corp.	2,262	49,854
BancorpSouth Bank	1,365	42,875
Bank of Hawaii Corp.	572	54,431
Bank OZK	1,726	52,652
Brighthouse Financial, Inc.*	1,561	61,238
Brown & Brown, Inc.	3,324	131,232
Cathay General Bancorp	1,077	40,980
CNO Financial Group, Inc.	2,189	39,687
Commerce Bancshares, Inc.	1,473	100,076
Cullen/Frost Bankers, Inc.	815	79,691
East West Bancorp, Inc.	2,067	100,663
Eaton Vance Corp.	1,621	75,684
Evercore, Inc. Cl A	555	41,492
FactSet Research Systems, Inc.	537	144,077
Federated Investors, Inc. Cl B	1,375	44,811
First American Financial Corp.	1,600	93,312
First Financial Bankshares, Inc.	1,942	68,164
First Horizon National Corp.	4,427	73,311
FirstCash, Inc.	610	49,184
FNB Corp.	4,610	58,547
Fulton Financial Corp.	2,331	40,629
Genworth Financial, Inc. Cl A*	7,133	31,385
Green Dot Corp. Cl A*	691	16,100
Hancock Whitney Corp.	1,244	54,587
Hanover Insurance Group, Inc.	560	76,535
Home BancShares, Inc.	2,210	43,449
Interactive Brokers Group, Inc. Cl A	1,105	51,515
International Bancshares Corp.	812	34,973
iShares Core S&P Mid-Cap ETF	863	177,623
Janus Henderson Group PLC	2,228	54,475
Jefferies Financial Group, Inc.	3,615	77,253
Kemper Corp.	892	69,130
Legg Mason, Inc.	1,159	41,620
LendingTree, Inc.*	107	32,468
Mercury General Corp.	388	18,907
Navient Corp.	2,768	37,866
New York Community Bancorp, Inc.	6,659	80,041
Old Republic International Corp.	4,071	91,068
PacWest Bancorp	1,703	65,174
Pinnacle Financial Partners, Inc.	1,022	65,408
Primerica, Inc.	592	77,292
Prosperity Bancshares, Inc.	1,344	96,620
Reinsurance Group of America, Inc. Cl A	891	145,286
RenaissanceRe Hldgs. Ltd.	629	123,297
RLI Corp.	565	50,861
SEI Investments Co.	1,812	118,650
Selective Insurance Group, Inc.	844	55,020
Signature Bank	766	104,643

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
SLM Corp.	5,970	$53,193
Sterling Bancorp	2,873	60,563
Stifel Financial Corp.	976	59,194
Synovus Financial Corp.	2,084	81,693
TCF Financial Corp.	2,189	102,445
Texas Capital Bancshares, Inc.*	715	40,591
Trustmark Corp.	913	31,508
UMB Financial Corp.	610	41,870
Umpqua Hldgs. Corp.	3,160	55,932
United Bankshares, Inc.	1,444	55,825
Valley National Bancorp	5,581	63,902
Washington Federal, Inc.	1,109	40,645
Webster Financial Corp.	1,315	70,168
Wintrust Financial Corp.	813	57,642

		4,489,512

HEALTH CARE (9.4%)
Acadia Healthcare Co., Inc.*	1,269	42,156
Allscripts Healthcare Solutions, Inc.*	2,330	22,869
Amedisys, Inc.*	459	76,616
Arrowhead Pharmaceuticals, Inc.*	1,410	89,436
Avanos Medical, Inc.*	688	23,186
Bio-Rad Laboratories, Inc. Cl A*	304	112,489
Bio-Techne Corp.	543	119,194
Cantel Medical Corp.	540	38,286
Catalent, Inc.*	2,093	117,836
Charles River Laboratories International, Inc.*	694	106,015
Chemed Corp.	228	100,151
Encompass Health Corp.	1,410	97,671
Exelixis, Inc.*	4,294	75,660
Globus Medical, Inc. Cl A*	1,113	65,533
Haemonetics Corp.*	724	83,188
HealthEquity, Inc.*	1,031	76,366
Hill-Rom Hldgs., Inc.	952	108,081
ICU Medical, Inc.*	275	51,458
Integra LifeSciences Hldgs. Corp.*	1,013	59,038
Ligand Pharmaceuticals, Inc.*	255	26,594
LivaNova PLC*	695	52,424
Masimo Corp.*	695	109,852
MEDNAX, Inc.*	1,201	33,376
Molina Healthcare, Inc.*	898	121,850
Nektar Therapeutics Cl A*	2,527	54,545
NuVasive, Inc.*	739	57,154
Patterson Cos., Inc.	1,238	25,354
Penumbra, Inc.*	460	75,564
PRA Health Sciences, Inc.*	901	100,146
Prestige Consumer Healthcare, Inc.*	712	28,836
Repligen Corp.*	662	61,235
Syneos Health, Inc. Cl A*	886	52,695
Tenet Healthcare Corp.*	1,488	56,589
United Therapeutics Corp.*	622	54,786
West Pharmaceutical Svcs., Inc.	1,062	159,650

		2,535,879

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (15.0%)
Acuity Brands, Inc.	565	$77,970
AECOM*	2,219	95,705
AGCO Corp.	895	69,139
ASGN, Inc.*	744	52,802
Avis Budget Group, Inc.*	809	26,082
Axon Enterprise, Inc.*	847	62,068
Brink’s Co.	710	64,383
Carlisle Cos., Inc.	803	129,958
Clean Harbors, Inc.*	727	62,340
Colfax Corp.*	1,177	42,819
Crane Co.	722	62,366
Curtiss-Wright Corp.	608	85,661
Deluxe Corp.	602	30,052
Donaldson Co., Inc.	1,795	103,428
Dycom Industries, Inc.*	450	21,217
EMCOR Group, Inc.	795	68,609
EnerSys	599	44,823
Fluor Corp.	1,988	37,533
FTI Consulting, Inc.*	533	58,982
GATX Corp.	498	41,259
Graco, Inc.	2,383	123,916
Healthcare Svcs. Group, Inc.	1,054	25,633
Herman Miller, Inc.	838	34,903
HNI Corp.	618	23,150
Hubbell, Inc. Cl B	774	114,413
Insperity, Inc.	528	45,429
ITT, Inc.	1,259	93,053
JetBlue Airways Corp.*	4,083	76,434
KAR Auction Svcs, Inc.	1,808	39,396
Kennametal, Inc.	1,181	43,567
Kirby Corp.*	850	76,101
Knight-Swift Transportation Hldgs., Inc. Cl A	1,718	61,573
Landstar System, Inc.	559	63,653
Lennox International, Inc.	496	121,009
Lincoln Electric Hldgs., Inc.	872	84,349
ManpowerGroup, Inc.	838	81,370
MasTec, Inc.*	853	54,728
Mercury Systems, Inc.*	789	54,528
MSA Safety, Inc.	508	64,191
MSC Industrial Direct Co., Inc. Cl A	637	49,985
Nordson Corp.	735	119,687
NOW, Inc.*	1,548	17,400
nVent Electric PLC	2,183	55,841
Oshkosh Corp.	975	92,284
Owens Corning	1,559	101,522
Regal Beloit Corp.	580	49,654
Resideo Technologies, Inc.*	1,771	21,128
Ryder System, Inc.	746	40,515
Stericycle, Inc.*	1,286	82,060
Teledyne Technologies, Inc.*	523	181,240
Terex Corp.	932	27,755
Tetra Tech, Inc.	772	66,516
Timken Co.	969	54,564
Toro Co.	1,528	121,736

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Trex Co., Inc.*	834	$74,960
Trinity Industries, Inc.	1,407	31,165
Valmont Industries, Inc.	306	45,833
Watsco, Inc.	465	83,770
Werner Enterprises, Inc.	626	22,780
Woodward, Inc.	811	96,055
XPO Logistics, Inc.*	1,298	103,451

		4,058,493

INFORMATION TECHNOLOGY (15.0%)
ACI Worldwide, Inc.*	1,654	62,662
Arrow Electronics, Inc.*	1,163	98,553
Avnet, Inc.	1,446	61,368
Belden, Inc.	549	30,195
Blackbaud, Inc.	699	55,640
Cabot Microelectronics Corp.	412	59,460
CACI International, Inc. Cl A*	356	88,996
CDK Global, Inc.	1,725	94,323
Ceridian HCM Hldg., Inc.*	1,436	97,476
Ciena Corp.*	2,193	93,619
Cirrus Logic, Inc.*	824	67,906
Cognex Corp.	2,482	139,091
Coherent, Inc.*	347	57,723
CommVault Systems, Inc.*	596	26,605
CoreLogic, Inc.*	1,132	49,480
Cree, Inc.*	1,526	70,425
Cypress Semiconductor Corp.	5,261	122,739
Fair Isaac Corp.*	412	154,368
First Solar, Inc.*	1,080	60,437
II-VI, Inc.*	1,241	41,785
InterDigital, Inc.	440	23,976
j2 Global, Inc.	658	61,661
Jabil, Inc.	1,981	81,875
KBR, Inc.	2,004	61,122
Littelfuse, Inc.	347	66,381
LiveRamp Hldgs., Inc.*	984	47,301
LogMeIn, Inc.	698	59,847
Lumentum Hldgs., Inc.*	1,101	87,309
Manhattan Associates, Inc.*	911	72,652
MAXIMUS, Inc.	909	67,621
MKS Instruments, Inc.	773	85,038
Monolithic Power Systems, Inc.	573	102,006
National Instruments Corp.	1,673	70,835
NCR Corp.*	1,802	63,358
NetScout Systems, Inc.*	943	22,698
Perspecta, Inc.	1,936	51,188
PTC, Inc.*	1,478	110,687
Sabre Corp.	3,888	87,247
Science Applications International Corp.	697	60,653
Semtech Corp.*	934	49,409
Silicon Laboratories, Inc.*	617	71,560
SolarEdge Technologies, Inc.*	694	65,992
Synaptics, Inc.*	477	31,372
SYNNEX Corp.	578	74,446
Tech Data Corp.*	504	72,374

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Teradata Corp.*	1,597	$42,752
Teradyne, Inc.	2,378	162,156
Trimble, Inc.*	3,545	147,791
Tyler Technologies, Inc.*	555	166,511
Universal Display Corp.	605	124,672
ViaSat, Inc.*	810	59,288
Vishay Intertechnology, Inc.	1,890	40,238
WEX, Inc.*	614	128,608

		4,053,475

MATERIALS (5.9%)
Allegheny Technologies, Inc.*	1,792	37,023
AptarGroup, Inc.	907	104,867
Ashland Global Hldgs., Inc.	856	65,510
Cabot Corp.	812	38,586
Carpenter Technology Corp.	685	34,099
Chemours Co.	2,375	42,964
Commercial Metals Co.	1,704	37,948
Compass Minerals International, Inc.	484	29,505
Domtar Corp.	818	31,280
Eagle Materials, Inc.	595	53,943
Greif, Inc. Cl A	377	16,663
Ingevity Corp.*	598	52,253
Louisiana-Pacific Corp.	1,685	49,994
Minerals Technologies, Inc.	497	28,642
NewMarket Corp.	105	51,084
O-I Glass, Inc.	2,232	26,628
Olin Corp.	2,289	39,485
PolyOne Corp.	1,091	40,138
Reliance Steel & Aluminum Co.	951	113,892
Royal Gold, Inc.	936	114,426
RPM International, Inc.	1,860	142,774
Scotts Miracle-Gro Co.	561	59,567
Sensient Technologies Corp.	596	39,390
Silgan Hldgs., Inc.	1,091	33,908
Sonoco Products Co.	1,426	88,013
Steel Dynamics, Inc.	3,069	104,469
United States Steel Corp.	2,468	28,160
Valvoline, Inc.	2,715	58,128
Worthington Industries, Inc.	529	22,313

		1,585,652

REAL ESTATE (10.8%)
Alexander & Baldwin, Inc.	978	20,499
American Campus Communities, Inc.	1,948	91,614
Brixmor Property Group, Inc.	4,254	91,929
Camden Property Trust	1,376	145,994
CoreCivic, Inc.	1,692	29,407
CoreSite Realty Corp.	538	60,321
Corporate Office Properties Trust	1,581	46,450
Cousins Properties, Inc.	2,082	85,778
CyrusOne, Inc.	1,613	105,539
Douglas Emmett, Inc.	2,350	103,165

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
EastGroup Properties, Inc.	545	$72,305
EPR Properties	1,111	78,481
First Industrial Realty Trust, Inc.	1,804	74,884
GEO Group, Inc.	1,726	28,669
Healthcare Realty Trust, Inc.	1,895	63,236
Highwoods Properties, Inc.	1,474	72,093
JBG SMITH Properties	1,676	66,856
Jones Lang LaSalle, Inc.	733	127,608
Kilroy Realty Corp.	1,389	116,537
Lamar Advertising Co. Cl A	1,222	109,076
Liberty Property Trust	2,241	134,572
Life Storage, Inc.	665	72,006
Macerich Co.	1,569	42,238
Mack-Cali Realty Corp.	1,274	29,468
Medical Properties Trust, Inc.	7,337	154,884
National Retail Properties, Inc.	2,442	130,940
Omega Healthcare Investors, Inc.	3,101	131,327
Park Hotels & Resorts, Inc.	3,406	88,113
Pebblebrook Hotel Trust	1,865	50,001
PotlatchDeltic Corp.	952	41,193
PS Business Parks, Inc.	283	46,658
Rayonier, Inc.	1,840	60,278
Sabra Health Care REIT, Inc.	2,738	58,429
Senior Housing Properties Trust	3,353	28,299
Service Properties Trust	2,346	57,078
Spirit Realty Capital, Inc.	1,415	69,590
Tanger Factory Outlet Centers, Inc.	1,325	19,517
Taubman Centers, Inc.	870	27,048
Urban Edge Properties	1,643	31,513
Weingarten Realty Investors	1,721	53,764

		2,917,357

UTILITIES (4.4%)
ALLETE, Inc.	738	59,903
Aqua America, Inc.	3,079	144,528
Black Hills Corp.	881	69,194
Hawaiian Electric Industries, Inc.	1,541	72,211
IDACORP, Inc.	717	76,576
MDU Resources Group, Inc.	2,847	84,584
National Fuel Gas Co.	1,235	57,477
New Jersey Resources Corp.	1,361	60,660
NorthWestern Corp.	718	51,459
OGE Energy Corp.	2,852	126,828
ONE Gas, Inc.	761	71,207
PNM Resources, Inc.	1,135	57,556
Southwest Gas Hldgs., Inc.	776	58,953
Spire, Inc.	726	60,483
UGI Corp.	3,005	135,706

		1,187,325

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $20,934,194) 96.9%		26,160,024

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill(1)	A-1+	1.54	01/28/20	$100,000	$99,885

COMMERCIAL PAPER (2.6%)
Cargill Global Fund PLC†	A-1	1.48	01/02/20	700,000	699,971

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $799,856) 3.0%					799,856

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		1.56	01/02/20	$97,799	$97,799

TOTAL TEMPORARY CASH INVESTMENT (Cost: $97,799) 0.4%					97,799

TOTAL INVESTMENTS (Cost: $21,831,849) 100.3%					27,057,679

OTHER NET ASSETS -0.3%					(76,492)

NET ASSETS 100.0%					$26,981,187

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	10,914	$45,948
TEGNA, Inc.	8,480	141,531

		187,479

CONSUMER DISCRETIONARY (9.2%)
Bloomin’ Brands, Inc.	6,400	141,248
Caleres, Inc.	5,285	125,519
Capri Hldgs. Ltd.*	2,315	88,317
Haverty Furniture Cos., Inc.	4,108	82,817
Marriott Vacations Worldwide Corp.	1,666	214,514
Playa Hotels & Resorts NV*	12,698	106,663
Sonic Automotive, Inc. Cl A	4,212	130,572
Taylor Morrison Home Corp. Cl A*	1,139	24,899
Thor Industries, Inc.	787	58,466
ZAGG, Inc.*	13,688	111,010

		1,084,025

CONSUMER STAPLES (1.4%)
Crimson Wine Group Ltd.*	15,220	112,628
Vector Group Ltd.	4,331	57,992

		170,620

ENERGY (5.0%)
Callon Petroleum Co.*	16,911	81,680
CrossAmerica Partners LP*	3,551	64,096
Matrix Svc. Co.*	4,218	96,508
PBF Energy, Inc. Cl A	6,970	218,649
PDC Energy, Inc.*	2,170	56,789
ProPetro Hldg. Corp.*	6,006	67,567

		585,289

FINANCIALS (30.3%)
American Equity Investment Life Hldg. Co.	4,764	142,587
Argo Group International Hldgs. Ltd.	1,723	113,287
BancFirst Corp.	3,001	187,382
Bank of Marin Bancorp	1,531	68,972
Banner Corp.	2,762	156,302
Blackstone Mortgage Trust, Inc. Cl A	3,439	128,000
Brookline Bancorp, Inc.	10,898	179,381
Bryn Mawr Bank Corp.	3,188	131,473
Cadence Bancorporation Cl A	5,009	90,813
Columbia Banking System, Inc.	1,616	65,747
Dime Community Bancshares, Inc.	5,161	107,813
Ellington Financial, Inc.	9,464	173,475
Enterprise Financial Svcs. Corp.	3,072	148,101
Essent Group Ltd.	2,311	120,149
First Interstate BancSystem, Inc. Cl A	4,194	175,812
Flushing Financial Corp.	3,670	79,290
Great Southern Bancorp, Inc.	1,345	85,165
Heritage Commerce Corp.	6,250	80,188
IBERIABANK Corp.	1,677	125,490
Investors Bancorp, Inc.	4,788	57,049
Marlin Business Svcs. Corp.	5,008	110,076
Northfield Bancorp, Inc.	6,375	108,120
Peoples Bancorp, Inc.	2,640	91,502
People’s United Financial, Inc.	1,788	30,217
Selective Insurance Group, Inc.	2,731	178,034

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Sterling Bancorp	2,538	$53,501
Stifel Financial Corp.	1,643	99,648
Stock Yards Bancorp, Inc.	6,398	262,702
TriCo Bancshares	2,161	88,190
UMB Financial Corp.	1,451	99,597
Wintrust Financial Corp.	511	36,230

		3,574,293

HEALTH CARE (3.3%)
Acadia Healthcare Co., Inc.*	2,693	89,461
Pacific Biosciences of California, Inc.*	6,036	31,025
SeaSpine Hldgs. Corp.*	3,473	41,711
Sientra, Inc.*	5,062	45,254
Supernus Pharmaceuticals, Inc.*	4,306	102,138
Vericel Corp.*	4,294	74,716

		384,305

INDUSTRIALS (12.4%)
AAR Corp.	1,949	87,900
Builders FirstSource, Inc.*	703	17,863
EMCOR Group, Inc.	268	23,128
Encore Wire Corp.	2,757	158,252
Hillenbrand, Inc.	3,557	118,484
Kratos Defense & Security Solutions, Inc.*	3,555	64,025
Miller Industries, Inc.	7,093	263,363
Mueller Industries, Inc.	9,077	288,195
Quad/Graphics, Inc.	11,370	53,098
Spirit Airlines, Inc.*	2,262	91,181
Universal Forest Products, Inc.	2,598	123,925
VSE Corp.	3,797	144,438
Werner Enterprises, Inc.	917	33,370

		1,467,222

INFORMATION TECHNOLOGY (10.3%)
Anixter International, Inc.*	714	65,759
Cardtronics PLC Cl A*	1,520	67,868
Cloudera, Inc.*	4,315	50,184
Cohu, Inc.	2,363	53,995
EchoStar Corp. Cl A*	922	39,932
Everspin Technologies, Inc.*	2,711	14,260
II-VI, Inc.*	1,690	56,902
KEMET Corp.	3,190	86,290
Lumentum Hldgs., Inc.*	836	66,295
ManTech International Corp. Cl A	1,063	84,912
MKS Instruments, Inc.	426	46,864
Perficient, Inc.*	1,032	47,544
Perspecta, Inc.	2,494	65,941
Plexus Corp.*	934	71,862
Richardson Electronics Ltd.*	13,818	77,795
Sequans Communications S.A.*	5,341	16,023
SYNNEX Corp.	1,390	179,032
ViaSat, Inc.*	358	26,204
Xperi Corp.	2,804	51,874
Xura, Inc.*	1,534	46,064	††

		1,215,600

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (2.9%)
Berry Global Group, Inc.*	1,248	$59,268
Boise Cascade Co.	1,353	49,425
Cleveland-Cliffs, Inc.	11,432	96,029
Kraton Corp.*	1,240	31,397
Olin Corp.	1,545	26,651
PolyOne Corp.	2,257	83,035

		345,805

REAL ESTATE (11.6%)
Alexander’s, Inc.	150	49,552
Chatham Lodging Trust	3,178	58,284
Consolidated-Tomoka Land Co.	702	42,345
Cousins Properties, Inc.	3,199	131,799
Easterly Government Properties, Inc.	6,693	158,825
GEO Group, Inc.	6,742	111,985
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,109	35,688
Highwoods Properties, Inc.	2,691	131,617
Industrial Logistics Properties Trust	3,831	85,891
JBG SMITH Properties	2,313	92,266
Medical Properties Trust, Inc.	6,077	128,285

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Park Hotels & Resorts, Inc.	2,489	$64,390
RLJ Lodging Trust	3,411	60,443
Sabra Health Care REIT, Inc.	5,001	106,721
Spirit Realty Capital, Inc.	1,088	53,508
Summit Hotel Properties, Inc.	2,220	27,395
Urstadt Biddle Properties, Inc. Cl A	1,372	34,080

		1,373,074

UTILITIES (8.0%)
Avista Corp.	2,775	133,450
Black Hills Corp.	1,525	119,773
IDACORP, Inc.	1,245	132,966
Northwest Natural Hldg. Co.	1,193	87,960
NorthWestern Corp.	1,655	118,614
PNM Resources, Inc.	2,622	132,962
Portland General Electric Co.	2,504	139,698
Spire, Inc.	993	82,727

		948,150

TOTAL COMMON STOCKS
(Cost: $9,903,909) 96.0%		11,335,862

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.2%)
Cargill Global Fund PLC†	A-1	1.48	01/02/20	$500,000	$499,979

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,979) 4.2%					499,979

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
Citibank, New York Time Deposit		1.56	01/02/20	$57,198	$57,198

TOTAL TEMPORARY CASH INVESTMENT (Cost: $57,198) 0.5%					57,198

TOTAL INVESTMENTS (Cost: $10,461,086) 100.7%					11,893,039

OTHER NET ASSETS -0.7%					(84,198)

NET ASSETS 100.0%					$11,808,841

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
Cogent Communications Hldgs., Inc.	710	$46,725
Gray Television, Inc.*	2,294	49,184
Nexstar Media Group, Inc. Cl A	613	71,874
Shenandoah Telecommunications Co.	2,179	90,668
World Wrestling Entertainment, Inc. Cl A	453	29,386
Zynga, Inc. Cl A*	7,369	45,098

		332,935

CONSUMER DISCRETIONARY (12.1%)
Bloomin’ Brands, Inc.	6,341	139,946
Chegg, Inc.*	1,003	38,024
Dave & Buster’s Entertainment, Inc.	1,538	61,782
Eldorado Resorts, Inc.*	1,097	65,425
Etsy, Inc.*	1,113	49,306
Five Below, Inc.*	990	126,581
Fox Factory Hldg. Corp.*	485	33,741
Haverty Furniture Cos., Inc.	2,882	58,101
Lithia Motors, Inc. Cl A	688	101,136
Marriott Vacations Worldwide Corp.	559	71,977
Red Rock Resorts, Inc. Cl A	4,654	111,463
Skyline Champion Corp.*	1,758	55,729
Sonos, Inc.*	3,147	49,156
Steven Madden Ltd.	3,934	169,201
Thor Industries, Inc.	666	49,477

		1,181,045

CONSUMER STAPLES (1.3%)
Freshpet, Inc.*	1,079	63,758
WD-40 Co.	328	63,678

		127,436

ENERGY (0.8%)
Kosmos Energy Ltd.	13,408	76,426

FINANCIALS (7.2%)
Allegiance Bancshares, Inc.*	1,642	61,739
Essent Group Ltd.	1,208	62,804
First Merchants Corp.	1,807	75,153
Heritage Financial Corp.	1,586	44,884
Houlihan Lokey, Inc. Cl A	1,213	59,279
iShares Micro-Cap ETF	986	98,097
Moelis & Co. Cl A	2,244	71,628
National Bank Hldgs. Corp. Cl A	1,168	41,137
Primerica, Inc.	617	80,555
Selective Insurance Group, Inc.	808	52,674
Starwood Property Trust, Inc.	2,360	58,670

		706,620

HEALTH CARE (27.0%)
ACADIA Pharmaceuticals, Inc.*	1,622	69,389
Acceleron Pharma, Inc.*	913	48,407
Alder Biopharmaceuticals, Inc. - contingent value rights*	1,642	1,445	††
Amicus Therapeutics, Inc.*	3,145	30,632
Arrowhead Pharmaceuticals, Inc.*	808	51,251
Axogen, Inc.*	1,302	23,293

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Biohaven Pharmaceutical Hldg. Co. Ltd.*	718	$39,088
Blueprint Medicines Corp.*	642	51,431
CareDx, Inc.*	965	20,815
CRISPR Therapeutics AG*	591	35,995
Emergent BioSolutions, Inc.*	1,604	86,536
FibroGen, Inc.*	546	23,418
Global Blood Therapeutics, Inc.*	790	62,797
Globus Medical, Inc. Cl A*	1,123	66,122
Haemonetics Corp.*	311	35,734
HealthEquity, Inc.*	1,616	119,697
Horizon Therapeutics PLC*	3,096	112,075
ICU Medical, Inc.*	189	35,366
Insmed, Inc.*	1,641	39,187
Insulet Corp.*	310	53,072
Intersect ENT, Inc.*	1,242	30,926
Invitae Corp.*	1,426	23,001
iRhythm Technologies, Inc.*	782	53,246
Karyopharm Therapeutics, Inc.*	3,336	63,951
Krystal Biotech, Inc.*	443	24,533
LHC Group, Inc.*	795	109,519
Madrigal Pharmaceuticals, Inc.*	334	30,431
Masimo Corp.*	293	46,312
Medpace Hldgs., Inc.*	549	46,149
Natera, Inc.*	1,237	41,675
Neogen Corp.*	774	50,511
NeoGenomics, Inc.*	2,121	62,039
Neurocrine Biosciences, Inc.*	366	39,341
Novocure Ltd.*	751	63,287
Omnicell, Inc.*	1,029	84,090
Orchard Therapeutics PLC*	1,211	16,651
Quidel Corp.*	483	36,240
Repligen Corp.*	986	91,205
Sage Therapeutics, Inc.*	326	23,534
Sientra, Inc.*	5,497	49,143
Simulations Plus, Inc.	1,075	31,250
STAAR Surgical Co.*	859	30,211
Supernus Pharmaceuticals, Inc.*	2,334	55,362
Syneos Health, Inc. Cl A*	635	37,767
Tabula Rasa HealthCare, Inc.*	907	44,153
Tactile Systems Technology, Inc.*	780	52,658
Tandem Diabetes Care, Inc.*	1,044	62,233
Teladoc Health, Inc.*	903	75,599
Ultragenyx Pharmaceutical, Inc.*	571	24,387
US Physical Therapy, Inc.	488	55,803
Vericel Corp.*	2,254	39,220
Wright Medical Group NV*	2,021	61,600
Xencor, Inc.*	1,366	46,977
Zogenix, Inc.*	751	39,150

		2,647,904

INDUSTRIALS (17.7%)
Alamo Group, Inc.	495	62,147
Applied Industrial Technologies, Inc.	1,252	83,496
Brink’s Co.	1,113	100,927
Echo Global Logistics, Inc.*	1,535	31,774
EMCOR Group, Inc.	1,090	94,067

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
EnerSys	767	$57,395
ESCO Technologies, Inc.	619	57,257
Exponent, Inc.	1,206	83,226
Generac Hldgs., Inc.*	1,165	117,187
Gorman-Rupp Co.	2,564	96,150
Heidrick & Struggles International, Inc.	1,632	53,040
IAA, Inc.*	2,044	96,191
John Bean Technologies Corp.	520	58,583
Knoll, Inc.	1,245	31,449
Kratos Defense & Security Solutions, Inc.*	3,934	70,851
Mercury Systems Inc.*	781	53,975
Saia, Inc.*	564	52,520
Simpson Manufacturing Co., Inc.	1,289	103,416
Spirit Airlines, Inc.*	2,196	88,521
SPX FLOW, Inc.*	957	46,769
Teledyne Technologies, Inc.*	104	36,040
Trex Co., Inc.*	1,686	151,538
US Ecology, Inc.	793	45,923
Willdan Group, Inc.*	1,790	56,886

		1,729,328

INFORMATION TECHNOLOGY (20.0%)
Akoustis Technologies, Inc.*	4,966	39,728
Altair Engineering, Inc. Cl A*	1,464	52,572
Blackline, Inc.*	799	41,196
Cabot Microelectronics Corp.	329	47,481
Cardtronics PLC Cl A*	1,553	69,342
Cloudera, Inc.*	2,820	32,797
Cohu, Inc.	2,607	59,570
Cornerstone OnDemand, Inc.*	826	48,362
Enphase Energy, Inc.*	2,717	70,995
EPAM Systems, Inc.*	326	69,164
Everspin Technologies, Inc.*	2,580	13,571
Five9, Inc.*	2,785	182,640
Globant S.A.*	439	46,556
II-VI, Inc.*	2,033	68,451
Itron, Inc.*	631	52,973
Lattice Semiconductor Corp.*	1,910	36,557
LivePerson, Inc.*	1,911	70,707
Lumentum Hldgs., Inc.*	774	61,378
MaxLinear, Inc. Cl A*	2,259	47,936

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
New Relic, Inc.*	754	$49,545
Novanta, Inc.*	631	55,806
Perficient, Inc.*	2,638	121,533
Ping Identity Hldg. Corp.*	1,487	36,134
Proofpoint, Inc.*	478	54,865
Pure Storage, Inc. Cl A*	2,394	40,961
Q2 Hldgs., Inc.*	862	69,891
Rapid7, Inc.*	2,412	135,120
SailPoint Technologies Hldg., Inc.*	1,836	43,330
Science Applications International Corp.	691	60,131
Semtech Corp.*	695	36,766
Silicon Laboratories, Inc.*	592	68,660
SiTime Corp.*	1,057	26,954
SYNNEX Corp.	324	41,731

		1,953,403

MATERIALS (3.5%)
Compass Minerals International, Inc.	872	53,157
Ferroglobe Representation & Warranty Insurance Trust*	1,185	0	††
Ingevity Corp.*	871	76,108
Innospec, Inc.	510	52,754
Quaker Chemical Corp.	561	92,296
Royal Gold, Inc.	530	64,793

		339,108

REAL ESTATE (4.9%)
Americold Realty Trust	2,235	78,359
CareTrust REIT, Inc.	2,004	41,343
Easterly Government Properties, Inc.	5,950	141,193
QTS Realty Trust, Inc. Cl A	1,185	64,310
Redfin Corp.*	1,898	40,124
Terreno Realty Corp.	2,066	111,853

		477,182

UTILITIES (1.3%)
Chesapeake Utilities Corp.	731	70,052
Suburban Propane Partners LP	2,894	63,234

		133,286

TOTAL COMMON STOCKS (COST: $8,178,198) 99.2%		9,704,673

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit	1.56	01/02/20	$35,881	$35,881

TOTAL TEMPORARY CASH INVESTMENT (Cost: $35,881) 0.4%				35,881

TOTAL INVESTMENTS (Cost: $8,214,079) 99.6%				9,740,554

OTHER NET ASSETS 0.4%				42,665

NET ASSETS 100.0%				$9,783,219

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

			Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
FINANCIALS (97.1%)
iShares Core MSCI EAFE ETF			13,903	$907,031
iShares MSCI EAFE ETF			4,441	308,383
iShares MSCI EAFE Growth ETF			1,820	157,375
iShares MSCI EAFE Value ETF			2,960	147,793
Vanguard FTSE Developed Markets ETF			4,146	182,673
Vanguard FTSE Europe ETF			1,243	72,840
Vanguard FTSE Pacific ETF			1,048	72,920

				1,849,015

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,754,225) 97.1%				1,849,015

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.9%)
Citibank, New York Time Deposit	1.56	01/02/20	$55,277	$55,277

TOTAL TEMPORARY CASH INVESTMENT (Cost: $55,277) 2.9%				55,277

TOTAL INVESTMENTS (Cost: $1,809,502) 100.0%				1,904,292

OTHER NET ASSETS -0.0%(3)				(460)

NET ASSETS 100.0%				$1,903,832

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.8%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$100,000	$97,059
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	217,620
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	330,296
U.S. Treasury Note	AA+	1.25	08/31/24	150,000	146,993
U.S. Treasury Note	AA+	1.63	02/15/26	90,000	89,108
U.S. Treasury Note	AA+	1.63	08/15/29	750,000	730,066
U.S. Treasury Note	AA+	2.00	11/15/26	600,000	606,238
U.S. Treasury Note	AA+	2.25	02/15/27	400,000	410,739
U.S. Treasury Note	AA+	2.25	08/15/27	1,200,000	1,232,705
U.S. Treasury Note	AA+	2.25	11/15/27	500,000	513,555
U.S. Treasury Note	AA+	2.38	05/15/27	1,550,000	1,605,849
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,077,151
U.S. Treasury Note	AA+	2.63	02/15/29	700,000	741,322
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	840,262
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	902,994

					10,541,957

U.S. GOVERNMENT AGENCIES (28.3%)
MORTGAGE-BACKED OBLIGATIONS (28.3%)
FHLMC	AA+	2.50	09/01/27	31,744	32,085
FHLMC	AA+	2.50	10/01/34	73,702	74,315
FHLMC	AA+	3.00	06/01/27	20,046	20,575
FHLMC	AA+	3.00	08/01/27	17,910	18,360
FHLMC	AA+	3.00	02/01/32	32,476	33,487
FHLMC	AA+	3.00	11/01/39	224,050	229,040
FHLMC	AA+	3.00	11/01/42	34,188	35,222
FHLMC	AA+	3.00	04/01/43	41,593	42,920
FHLMC	AA+	3.00	11/01/49	99,790	101,291
FHLMC	AA+	3.50	05/01/42	55,667	58,684
FHLMC	AA+	3.50	01/01/43	35,901	37,283
FHLMC	AA+	3.50	04/01/43	61,989	65,329
FHLMC	AA+	3.50	11/01/43	60,279	63,540
FHLMC	AA+	3.50	07/01/45	57,769	61,511
FHLMC	AA+	4.00	02/01/25	2,876	3,001
FHLMC	AA+	4.00	11/01/33	72,550	75,711
FHLMC	AA+	4.00	01/01/38	123,779	133,269
FHLMC	AA+	4.00	03/01/41	19,363	20,771
FHLMC	AA+	4.00	07/01/41	25,334	27,189
FHLMC	AA+	4.00	11/01/42	26,875	28,796
FHLMC	AA+	4.00	01/01/44	73,851	78,630
FHLMC	AA+	4.00	10/01/44	46,057	48,830
FHLMC	AA+	4.00	06/01/45	53,723	57,389
FHLMC	AA+	4.00	05/01/47	70,040	73,397
FHLMC	AA+	4.50	03/01/34	8,839	9,499
FHLMC	AA+	4.50	08/01/34	3,603	3,908
FHLMC	AA+	4.50	02/01/44	27,563	29,656
FHLMC	AA+	5.00	02/01/26	1,586	1,694
FHLMC	AA+	5.50	03/01/21	220	221
FHLMC	AA+	5.50	07/01/32	3,079	3,358
FHLMC	AA+	5.50	05/01/33	1,593	1,715
FHLMC	AA+	5.50	06/01/37	16,537	18,588
FHLMC	AA+	6.00	07/15/29	2,360	2,585
FHLMC	AA+	6.00	03/15/32	2,853	3,192
FHLMC ARM	AA+	4.68	05/01/37	1,898	1,977
FHLMC ARM	AA+	4.71	04/01/37	1,144	1,203
FHLMC ARM	AA+	4.73	03/01/37	643	671
FHLMC ARM	AA+	4.86	04/01/37	538	565

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC ARM	AA+	4.89	02/01/36	$4,639	$4,822
FHLMC Strip	AA+	3.00	01/15/43	42,877	44,379
FNMA	AA+	2.68	12/01/26	75,000	75,808
FNMA	AA+	2.92	07/01/27	71,725	73,379
FNMA	AA+	3.00	05/25/31	100,000	102,563
FNMA	AA+	3.00	06/01/33	397,464	409,252
FNMA	AA+	3.00	09/01/33	220,215	226,743
FNMA	AA+	3.00	03/01/36	56,863	58,333
FNMA	AA+	3.00	04/25/42	52,774	53,904
FNMA	AA+	3.00	12/01/42	49,753	50,033
FNMA	AA+	3.00	02/01/43	28,974	29,853
FNMA	AA+	3.00	03/01/43	23,638	24,377
FNMA	AA+	3.00	04/01/43	46,049	46,306
FNMA	AA+	3.00	09/01/43	81,092	83,433
FNMA	AA+	3.00	09/01/46	123,274	126,177
FNMA	AA+	3.50	03/25/28	45,079	46,828
FNMA	AA+	3.50	03/01/32	32,839	34,327
FNMA	AA+	3.50	09/01/32	44,777	46,806
FNMA	AA+	3.50	08/01/38	35,579	37,121
FNMA	AA+	3.50	10/01/41	31,415	33,026
FNMA	AA+	3.50	12/01/41	33,839	35,266
FNMA	AA+	3.50	04/01/42	42,015	44,160
FNMA	AA+	3.50	08/01/42	34,474	36,317
FNMA	AA+	3.50	11/25/42	33,412	34,247
FNMA	AA+	3.50	12/01/42	84,784	89,325
FNMA	AA+	3.50	08/01/43	76,808	80,328
FNMA	AA+	3.50	08/01/43	82,067	86,229
FNMA	AA+	3.50	01/01/44	11,725	12,069
FNMA	AA+	3.50	08/25/44	38,787	39,137
FNMA	AA+	3.50	04/01/45	85,686	90,230
FNMA	AA+	3.50	04/01/45	121,141	128,104
FNMA	AA+	3.50	10/01/45	123,813	130,924
FNMA	AA+	3.50	08/01/48	53,710	55,246
FNMA	AA+	3.50	07/01/49	93,857	96,672
FNMA	AA+	3.50	08/01/49	96,041	98,929
FNMA	AA+	3.53	01/01/26	100,000	105,555
FNMA	AA+	4.00	07/25/26	58,825	60,908
FNMA	AA+	4.00	01/01/31	45,578	48,527
FNMA	AA+	4.00	11/01/40	22,550	24,178
FNMA	AA+	4.00	01/01/41	70,338	75,371
FNMA	AA+	4.00	05/01/41	16,325	16,970
FNMA	AA+	4.00	11/01/45	42,736	45,364
FNMA	AA+	4.00	02/01/47	371,622	394,413
FNMA	AA+	4.00	05/01/48	162,042	169,578
FNMA	AA+	4.00	03/01/49	130,627	136,127
FNMA	AA+	4.00	07/01/56	193,621	207,508
FNMA	AA+	4.50	05/01/30	7,214	7,689
FNMA	AA+	4.50	04/01/31	9,562	10,274
FNMA	AA+	4.50	08/01/33	3,858	4,148
FNMA	AA+	4.50	08/01/33	3,623	3,893
FNMA	AA+	4.50	09/01/33	9,148	9,839
FNMA	AA+	4.50	05/01/34	3,112	3,361
FNMA	AA+	4.50	06/01/34	4,698	5,040
FNMA	AA+	4.50	08/01/35	5,450	5,910
FNMA	AA+	4.50	12/01/35	4,566	4,948

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.50	05/01/39	$9,016	$9,785
FNMA	AA+	4.50	05/01/39	13,624	14,822
FNMA	AA+	4.50	05/01/40	16,840	18,175
FNMA	AA+	4.50	10/01/40	127,834	138,811
FNMA	AA+	4.50	11/01/47	32,573	34,354
FNMA	AA+	4.50	11/01/47	75,652	81,224
FNMA	AA+	5.00	10/01/20	312	322
FNMA	AA+	5.00	06/01/33	6,583	7,256
FNMA	AA+	5.00	09/01/33	5,390	5,941
FNMA	AA+	5.00	10/01/33	7,743	8,535
FNMA	AA+	5.00	11/01/33	10,597	11,682
FNMA	AA+	5.00	03/01/34	1,607	1,771
FNMA	AA+	5.00	04/01/34	1,294	1,426
FNMA	AA+	5.00	04/01/34	2,581	2,832
FNMA	AA+	5.00	04/01/35	4,024	4,433
FNMA	AA+	5.00	06/01/35	2,174	2,394
FNMA	AA+	5.00	09/01/35	3,296	3,629
FNMA	AA+	5.00	11/25/35	9,671	10,727
FNMA	AA+	5.00	10/01/36	3,648	4,022
FNMA	AA+	5.00	05/01/39	10,645	11,645
FNMA	AA+	5.00	06/01/40	7,535	8,304
FNMA	AA+	5.50	08/01/25	2,576	2,797
FNMA	AA+	5.50	01/01/27	1,279	1,378
FNMA	AA+	5.50	09/01/33	3,029	3,364
FNMA	AA+	5.50	10/01/33	8,703	9,724
FNMA	AA+	5.50	03/01/34	2,294	2,579
FNMA	AA+	5.50	03/01/34	696	748
FNMA	AA+	5.50	07/01/34	3,035	3,330
FNMA	AA+	5.50	09/01/34	8,224	9,113
FNMA	AA+	5.50	09/01/34	1,193	1,317
FNMA	AA+	5.50	09/01/34	9,068	10,015
FNMA	AA+	5.50	10/01/34	1,734	1,948
FNMA	AA+	5.50	02/01/35	3,152	3,542
FNMA	AA+	5.50	02/01/35	3,169	3,494
FNMA	AA+	5.50	04/01/35	3,513	3,927
FNMA	AA+	5.50	08/01/35	4,386	4,898
FNMA	AA+	5.50	11/01/35	4,494	4,963
FNMA	AA+	5.50	06/01/37	4,085	4,582
FNMA	AA+	5.50	11/01/38	458	501
FNMA	AA+	5.50	06/01/48	1,444	1,584
FNMA	AA+	6.00	04/01/23	1,450	1,595
FNMA	AA+	6.00	01/01/25	5,437	5,980
FNMA	AA+	6.00	03/01/28	2,815	3,100
FNMA	AA+	6.00	04/01/32	84	93
FNMA	AA+	6.00	05/01/32	597	685
FNMA	AA+	6.00	05/01/33	9,200	10,134
FNMA	AA+	6.00	09/01/34	4,503	5,020
FNMA	AA+	6.00	10/01/34	7,785	8,646
FNMA	AA+	6.00	12/01/36	3,218	3,685
FNMA	AA+	6.00	01/01/37	3,053	3,447
FNMA	AA+	6.00	05/01/37	484	523
FNMA	AA+	6.00	07/01/37	1,804	2,064
FNMA	AA+	6.00	08/01/37	2,000	2,294
FNMA	AA+	6.00	12/01/37	739	847
FNMA	AA+	6.00	10/25/44	10,414	11,893

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.00	02/25/47	$9,174	$10,509
FNMA	AA+	6.00	12/25/49	5,647	6,442
FNMA	AA+	6.50	05/01/32	281	312
FNMA	AA+	6.50	05/01/32	1,420	1,576
FNMA	AA+	6.50	07/01/32	722	801
FNMA	AA+	6.50	07/01/34	2,882	3,211
FNMA	AA+	6.50	09/01/34	918	1,019
FNMA	AA+	6.50	09/01/36	763	868
FNMA	AA+	6.50	05/01/37	2,434	2,554
FNMA	AA+	6.50	09/01/37	564	627
FNMA	AA+	6.50	05/01/38	188	208
FNMA	AA+	7.00	04/01/32	731	827
FNMA	AA+	7.00	01/25/44	10,682	11,909
FNMA	AA+	7.50	06/01/31	197	225
FNMA	AA+	7.50	02/01/32	712	821
FNMA	AA+	7.50	06/01/32	157	187
FNMA	AA+	8.00	04/01/32	97	101
FNMA Strip	AA+	3.00	08/25/42	35,741	36,239
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	73,469	73,532
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	61,022	63,827
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	48,510	50,931
GNMA(2)	AA+	3.00	07/15/46	92,730	95,351
GNMA(2)	AA+	3.50	05/20/31	45,045	47,171
GNMA(2)	AA+	4.00	08/15/41	28,227	30,057
GNMA(2)	AA+	4.00	11/15/41	11,833	12,877
GNMA(2)	AA+	4.00	01/15/42	37,388	40,126
GNMA(2)	AA+	4.50	04/20/31	14,042	14,845
GNMA(2)	AA+	4.50	10/15/40	23,590	25,953
GNMA(2)	AA+	4.50	06/20/41	10,977	11,500
GNMA(2)	AA+	4.50	10/20/43	28,889	30,728
GNMA(2)	AA+	5.00	06/20/39	21,111	22,977
GNMA(2)	AA+	5.00	11/15/39	10,316	11,495
GNMA(2)	AA+	5.00	06/20/40	4,638	4,937
GNMA(2)	AA+	5.50	01/15/36	6,276	6,734
GNMA(2)	AA+	6.50	04/15/31	94	104
GNMA(2)	AA+	6.50	10/15/31	401	461
GNMA(2)	AA+	6.50	12/15/31	99	109
GNMA(2)	AA+	6.50	05/15/32	345	380
GNMA(2)	AA+	7.00	05/15/31	396	455
GNMA(2)	AA+	7.00	05/15/32	43	44
GNMA(2)	AA+	7.00	10/20/38	210	224
Vendee Mortgage Trust(2)	AA+	5.25	01/15/32	10,829	11,182

					6,654,047

CORPORATE DEBT (26.1%)
COMMUNICATION SERVICES (0.8%)
AT&T, Inc.	BBB	3.00	06/30/22	75,000	76,630
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,355
Omnicom Group, Inc.	BBB+	4.45	08/15/20	45,000	45,606
ViacomCBS, Inc.	BBB	3.25	03/15/23	50,000	50,694

					183,285

CONSUMER DISCRETIONARY (5.7%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	83,062
Amazon.com, Inc.	AA-	5.20	12/03/25	100,000	116,496
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	50,568

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Brinker International, Inc.	BB+	3.88	05/15/23	$10,000	$10,125
Dollar General Corp.	BBB	3.25	04/15/23	85,000	87,744
eBay, Inc.	BBB+	2.88	08/01/21	75,000	75,884
Expedia Group, Inc.	BBB	5.95	08/15/20	65,000	66,443
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	85,000	87,569
Gap, Inc.	BB	5.95	04/12/21	75,000	77,823
Harman International Industries, Inc.	A	4.15	05/15/25	75,000	79,894
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	67,772
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	30,438
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	75,000	76,800
Newell Brands, Inc.	BB+	4.70	08/15/20	75,000	76,106
NVR, Inc.	BBB+	3.95	09/15/22	85,000	88,527
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	75,000	77,991
Tupperware Brands Corp.	BB+	4.75	06/01/21	100,000	100,766
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	85,000	85,850

					1,339,858

CONSUMER STAPLES (1.8%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	50,912
Edgewell Personal Care Co.	B+	4.70	05/19/21	75,000	76,687
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	66,333
Kroger Co.	BBB	2.95	11/01/21	30,000	30,477
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	97,625
Sysco Corp.	BBB+	2.60	06/12/22	55,000	55,738
Sysco Corp.	BBB+	3.75	10/01/25	50,000	53,732

					431,504

ENERGY (1.3%)
Energen Corp.	BBB-	4.63	09/01/21	85,000	86,997
EQT Corp.	BBB-	4.88	11/15/21	85,000	87,732
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	67,288
Rowan Cos., Inc.	B-	4.88	06/01/22	85,000	62,050

					304,067

FINANCIALS (4.9%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	83,460
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	76,828
Bank of America Corp.	BBB+	3.95	04/21/25	75,000	79,974
Block Financial LLC	BBB	5.25	10/01/25	50,000	54,889
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,175
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	88,501
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	53,409
Genworth Hldgs., Inc.	B	7.20	02/15/21	50,000	51,500
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,026
Hartford Financial Svcs. Group, Inc.	BBB+	5.50	03/30/20	20,000	20,168
Lincoln National Corp.	A-	4.85	06/24/21	20,000	20,792
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	77,698
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	52,848
Pacific LifeCorp.†	A-	6.00	02/10/20	15,000	15,000
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	20,990
Reinsurance Group of America, Inc.	A	5.00	06/01/21	75,000	77,885
Signet UK Finance PLC	BB-	4.70	06/15/24	50,000	47,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	53,191
Synchrony Financial	BBB-	3.70	08/04/26	50,000	51,615
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	20,317
Unum Group	BBB	4.00	03/15/24	75,000	79,189
Voya Financial, Inc.	BBB+	3.65	06/15/26	75,000	79,157

					1,162,612

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (1.8%)
Anthem, Inc.	A	4.35	08/15/20	$50,000	$50,714
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	87,099
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	85,000	88,234
Owens & Minor, Inc.	B	3.88	09/15/21	85,000	81,812
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	85,093
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,515

					418,467

INDUSTRIALS (0.6%)
Flowserve Corp.	BBB-	3.50	09/15/22	65,000	66,276
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	77,221

					143,497

INFORMATION TECHNOLOGY (3.1%)
Adobe, Inc.	A	4.75	02/01/20	85,000	85,152
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	108,926
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,670
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	81,231
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	88,375
Ingram Micro, Inc.	NR	5.00	08/10/22	25,000	25,817
Lam Research Corp.	BBB+	2.75	03/15/20	75,000	75,038
NortonLifeLock, Inc.	BB-	4.20	09/15/20	85,000	86,004
Total System Svcs., Inc.	BBB-	3.75	06/01/23	85,000	88,467

					728,680

MATERIALS (2.7%)
Carpenter Technology Corp.	BBB-	4.45	03/01/23	85,000	88,096
Domtar Corp.	BBB-	4.40	04/01/22	85,000	87,954
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	50,908
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	85,000	86,062
Kinross Gold Corp.	BBB-	5.13	09/01/21	20,000	20,800
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	85,000	87,217
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,212
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	87,672
Teck Resources Ltd.	BBB-	4.75	01/15/22	75,000	77,676

					618,597

REAL ESTATE (1.8%)
Boston Properties LP	A-	3.85	02/01/23	65,000	68,075
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	85,000	87,718
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	88,713
National Retail Properties, Inc.	BBB+	3.30	04/15/23	30,000	30,865
National Retail Properties, Inc.	BBB+	3.80	10/15/22	50,000	52,022
Service Properties Trust	BBB-	5.00	08/15/22	85,000	89,385
Welltower, Inc.	BBB+	3.75	03/15/23	10,000	10,429

					427,207

UTILITIES (1.6%)
Entergy Corp.	BBB	5.13	09/15/20	85,000	86,161
Exelon Corp.	BBB	5.15	12/01/20	50,000	50,998
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	30,000	31,366
National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	78,056
SCANA Corp.	BBB	4.13	02/01/22	85,000	87,323
Southern Co.	BBB+	3.25	07/01/26	50,000	52,036

					385,940

TOTAL CORPORATE DEBT					6,143,714

TOTAL LONG-TERM DEBT SECURITIES (Cost: $22,632,246) 99.2%					23,339,718

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	1.56	01/02/20	$61,257	$61,257

TOTAL TEMPORARY CASH INVESTMENT (Cost: $61,257) 0.3%				61,257

TOTAL INVESTMENTS (Cost: $22,693,503) 99.5%				23,400,975

OTHER NET ASSETS 0.5%				111,634

NET ASSETS 100.0%				$23,512,609

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2019

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.0%)
U.S. Treasury Bill	A-1+	1.49	01/21/20	$700,000	$699,422
U.S. Treasury Bill	A-1+	1.50	01/14/20	900,000	899,514
U.S. Treasury Bill	A-1+	1.51	01/28/20	500,000	499,436
U.S. Treasury Bill	A-1+	1.51	02/04/20	700,000	699,004
U.S. Treasury Bill	A-1+	1.51	02/18/20	700,000	698,589
U.S. Treasury Bill	A-1+	1.53	02/11/20	1,200,000	1,197,909

					4,693,874

U.S. GOVERNMENT AGENCIES (18.6%)
FHLB	A-1+	1.55	01/31/20	100,000	99,871
FHLB	A-1+	1.56	01/21/20	800,000	799,307
FHLB	A-1+	1.57	01/17/20	500,000	499,652
FHLB	A-1+	1.57	01/23/20	410,000	409,607
FHLB	A-1+	1.57	02/10/20	300,000	299,478
FHLB	A-1+	1.58	01/02/20	400,000	399,982
FHLB	A-1+	1.58	02/11/20	100,000	99,820
FHLB	A-1+	1.59	02/18/20	1,350,000	1,347,154

					3,954,871

COMMERCIAL PAPER (51.4%)
Apple, Inc.†	A-1+	1.68	01/14/20	700,000	699,578
Chevron Corp.†	A-1+	1.60	01/21/20	800,000	799,289
Coca-Cola Co.†	A-1	1.63	02/03/20	500,000	499,253
Coca-Cola Co.†	A-1	1.66	01/28/20	300,000	299,629
Exxon Mobil Corp.	A-1+	1.60	01/16/20	450,000	449,700
Home Depot, Inc.†	A-1	1.55	01/06/20	564,000	563,879
Intercontinental Exchange, Inc.†	A-1	1.73	01/24/20	300,000	299,668
Intercontinental Exchange, Inc.†	A-1	1.80	01/29/20	500,000	499,300
J.P. Morgan Securities LLC	A-1	1.85	01/24/20	210,000	209,752
J.P. Morgan Securities LLC	A-1	1.90	02/10/20	400,000	399,156
Merck & Co., Inc.†	A-1+	1.60	01/22/20	800,000	799,253
National Rural Utilities	A-1	1.67	01/06/20	300,000	299,930
National Rural Utilities	A-1	1.70	01/07/20	200,000	199,943
National Rural Utilities	A-1	1.80	01/13/20	300,000	299,820
Nestle Capital Corp.†	A-1+	1.68	02/04/20	800,000	798,738
Novartis Finance Corp.†	A-1+	1.62	01/06/20	500,000	499,887
ONE Gas, Inc.†	A-1	1.72	01/15/20	500,000	499,666
Pfizer, Inc.†	A-1+	1.83	02/10/20	600,000	598,787
Simon Property Group LP†	A-1	1.63	01/06/20	600,000	599,864
Simon Property Group LP†	A-1	1.72	02/03/20	250,000	249,606
Southern California Gas Co.†	A-1	1.73	01/08/20	550,000	549,816
Southern California Gas Co.†	A-1	1.82	01/06/20	250,000	249,937
Unilever Capital Corp.†	A-1	1.65	01/02/20	300,000	299,986
Unilever Capital Corp.†	A-1	1.70	01/17/20	300,000	299,773

					10,964,210

CORPORATE DEBT (7.7%)
IBM Corp.	A-1	1.90	01/27/20	250,000	250,013
Microsoft Corp.	A-1+	1.85	02/12/20	600,000	600,018
Toyota Motor Credit Corp.	A-1+	2.20	01/10/20	800,000	800,072

					1,650,103

TOTAL SHORT-TERM DEBT SECURITIES
(Cost: $21,263,058) 99.70%					21,263,058

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2019

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	1.56	01/02/20	$49,581	$49,581

TOTAL TEMPORARY CASH INVESTMENT (Cost: $49,581) 0.2%				49,581

TOTAL INVESTMENTS (Cost: $21,312,639) 99.9%				21,312,639

OTHER NET ASSETS 0.1%				11,812

NET ASSETS 100.0%				$21,324,451

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2019

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$1,399,942	2.6%
MID-CAP EQUITY INDEX FUND	$699,971	2.6%
SMALL CAP VALUE FUND	$499,979	4.2%
BOND FUND	$68,409	0.3%
MONEY MARKET FUND	$9,105,909	42.7%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2019, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
ALL AMERICA FUND	1	E-mini S&P 500 Stock Index	P	March 2020	$161,550	$2,788	2.3%
EQUITY INDEX FUND	10	E-mini S&P 500 Stock Index	P	March 2020	$1,615,500	$27,875	3.0%
MID-CAP EQUITY INDEX FUND	4	E-mini S&P MidCap 400 Stock Index	P	March 2020	$825,920	$14,320	3.1%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	U.S. Government guaranteed security.

(3)	Percentage is less than 0.05%.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2019

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS
Investments at fair value (Notes 1 and 3)
(Cost: All America Fund — $6,203,485 Equity Index Fund — $36,250,896 Mid-Cap Equity Index Fund — $21,831,849 Small Cap Value Fund — $10,461,086 Small Cap Growth Fund — $8,214,079 International Fund — $1,809,502 Bond Fund — $22,693,503 Money Market Fund — $21,312,639)	$7,162,216	$54,373,856	$27,057,679	$11,893,039
Cash	2,901	187	123	225
Interest and dividends receivable	7,656	52,809	29,298	16,759
Receivable for securities sold	28,980	—	—	29,347
Receivable for daily variation on future contracts	380	3,800	760	—

TOTAL ASSETS	7,202,133	54,430,652	27,087,860	11,939,370

LIABILITIES
Payable for securities purchased	38,231	10,357	103,863	122,151
Accrued expenses	2,952	5,664	2,810	8,378

TOTAL LIABILITIES	41,183	16,021	106,673	130,529

NET ASSETS	$7,160,950	$54,414,631	$26,981,187	$11,808,841

SHARES OUTSTANDING (Note 4)	679,724	4,226,079	2,352,667	975,487

NET ASSET VALUE PER SHARE	$10.54	$12.88	$11.47	$12.11

COMPONENTS OF NET ASSETS
Paid-in capital	$3,886,734	$35,135,379	$21,461,573	$10,293,759
Total Distributable Earnings (Loss) (Notes 1 and 6)	3,274,216	19,279,252	5,519,614	1,515,082

NET ASSETS	$7,160,950	$54,414,631	$26,981,187	$11,808,841

†	Fund commenced operations on May 1, 2019.

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	International Fund†	Bond Fund	Money Market Fund

$9,740,554	$1,904,292	$23,400,975	$21,312,639
45	32	228	73
4,742	—	129,380	15,248
153,564	—	29	—
—	—	—	—

9,898,905	1,904,324	23,530,612	21,327,960

108,727	—	—	—
6,959	492	18,003	3,509

115,686	492	18,003	3,509

$9,783,219	$1,903,832	$23,512,609	$21,324,451

778,953	182,586	2,353,894	2,029,360

$12.56	$10.43	$9.99	$10.5080

$8,076,658	$1,805,654	$22,872,600	$21,324,563
1,706,561	98,178	640,009	(112)

$9,783,219	$1,903,832	$23,512,609	$21,324,451

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2019

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund		Small Cap Value Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$178,287 (a)	$972,861	$433,669	(a)	$260,619
Interest	4,735	32,562	22,965		10,114

Total investment income	183,022	1,005,423	456,634		270,733

EXPENSES (Note 2)
Investment advisory fees	41,246	61,678	31,791		92,788

Other operating expenses:
Accounting and recordkeeping expenses	80,839	149,551	108,538		82,941
Shareholder reports	9,379	6,685	6,241		4,969
Custodian expenses	2,775	16,324	8,462		3,579
Transfer agent fees	11,161	66,815	34,435		14,781
Independent directors’ fees and expenses	525	3,142	1,619		695
Audit	7,511	44,958	23,170		9,945
Legal and Compliance	19,808	118,564	61,104		26,228
Administrative	12,885	77,125	39,748		17,061
Licenses	1,014	10,114	5,212		—
Other	10,611	63,513	32,733		14,050

Total operating expenses	156,508	556,791	321,262		174,249

Total expenses before reimbursement	197,754	618,469	353,053		267,037
Fee waiver and expense reimbursement (Note 2)	(156,508)	(556,791)	(321,262)		(174,249)

Net expenses	41,246	61,678	31,791		92,788

Net Investment Income (Loss) (Note 1)	141,776	943,745	424,843		177,945

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	3,022,557	2,105,288	945,308		232,026
Futures contracts (Note 1)	36,018	272,368	214,119		—

	3,058,575	2,377,656	1,159,427		232,026

Change in net unrealized appreciation (depreciation) of:
Investment securities	(808,671)	9,399,280	4,058,107		1,456,112
Futures contracts (Note 1)	9,978	164,485	113,620		—

	(798,693)	9,563,765	4,171,727		1,456,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	2,259,882	11,941,421	5,331,154		1,688,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,401,658	$12,885,166	$5,755,997		$1,866,083

†	For the period May 1, 2019 (Commencement of Operations) to December 31, 2019.

(a)	Net of foreign taxes as follows:

All America Fund	$54
Mid-Cap Equity Index Fund	$204
International Fund	$4,083

The accompanying notes are an integral part of these financial statements.

Small Cap Growth Fund	International Fund†		Bond Fund	Money Market Fund

$79,776	$54,949	(a)	$—	$—
4,425	659		668,376	499,011

84,201	55,608		668,376	499,011

75,067	1,436		98,881	44,588

79,466	42,664		118,534	104,343
4,969	2,445		8,356	4,708
2,834	283		7,139	7,658
11,958	1,558		29,750	30,175
563	73		1,399	1,419
8,046	1,048		20,018	20,304
21,220	2,765		52,790	53,544
13,803	1,799		34,340	34,830
—	—		—	—
11,367	1,481		28,279	28,683

154,226	54,116		300,605	285,664

229,293	55,552		399,486	330,252
(154,226)	(54,116)		(300,605)	(285,664)

75,067	1,436		98,881	44,588

9,134	54,172		569,495	454,423

517,529	—		20,381	736
—	—		—	—

517,529	—		20,381	736

1,472,103	94,790		928,294	(50)
—	—		—	—

1,472,103	94,790		928,294	(50)

1,989,632	94,790		948,675	686

$1,998,766	$148,962		$1,518,170	$455,109

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$141,776	$153,893	$943,745	$814,155	$424,843	$388,031
Net realized gain (loss) on investments and futures contracts	3,058,575	681,145	2,377,656	2,585,994	1,159,427	1,549,377
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(798,693)	(1,831,869)	9,563,765	(5,297,950)	4,171,727	(4,805,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,401,658	(996,831)	12,885,166	(1,897,801)	5,755,997	(2,868,542)

DISTRIBUTIONS (NOTE 1 AND NOTE 6)
From Distributable Earnings	(1,469,787)	(567,920)	(3,218,886)	(3,300,278)	(1,257,976)	(1,884,494)
Return of Capital	—	—	—	—	—	(101,870)

Total distributions	(1,469,787)	(567,920)	(3,218,886)	(3,300,278)	(1,257,976)	(1,986,364)

CAPITAL TRANSACTIONS
Proceeds from the sale of shares	214,900	182,677	7,800,704	1,150,999	1,308,676	436,618
Dividend reinvestments	1,448,928	562,925	3,211,778	3,291,971	1,254,678	1,980,889
Cost of shares redeemed	(6,446,014)	(1,065,950)	(6,153,304)	(4,338,357)	(2,512,846)	(119,977)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(4,782,186)	(320,348)	4,859,178	104,613	50,508	2,297,530

NET INCREASE (DECREASE) IN NET ASSETS	(3,850,315)	(1,885,099)	14,525,458	(5,093,466)	4,548,529	(2,557,376)

NET ASSETS, BEGINNING OF YEAR	11,011,265	12,896,364	39,889,173	44,982,639	22,432,658	24,990,034

NET ASSETS, END OF YEAR	$7,160,950	$11,011,265	$54,414,631	$39,889,173	$26,981,187	$22,432,658

OTHER INFORMATION:
Shares outstanding at beginning of year	1,076,413	1,103,902	3,829,797	3,810,875	2,351,035	2,120,930

Shares issued	18,165	15,318	650,509	93,760	118,186	36,062
Shares issued as reinvestment of dividends	134,402	47,560	257,887	288,275	110,187	204,190
Shares redeemed	(549,256)	(90,367)	(512,114)	(363,113)	(226,741)	(10,147)

Net increase (decrease)	(396,689)	(27,489)	396,282	18,922	1,632	230,105

Shares outstanding at end of year	679,724	1,076,413	4,226,079	3,829,797	2,352,667	2,351,035

†	For the period May 1, 2019 (Commencement of Operations) to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		International Fund†	Bond Fund		Money Market Fund
2019	2018	2019	2018	2019	2019	2018	2019	2018

$177,945	$107,620	$9,134	$1,412	$54,172	$569,495	$552,858	$454,423	$408,596
232,026	500,328	517,529	666,175	—	20,381	(37,061)	736	243

1,456,112	(2,269,827)	1,472,103	(1,740,399)	94,790	928,294	(465,638)	(50)	(71)

1,866,083	(1,661,879)	1,998,766	(1,072,812)	148,962	1,518,170	50,159	455,109	408,768

(361,431)	(710,615)	(220,324)	(840,180)	(50,784)	(608,380)	(558,792)	(465,442)	(399,322)
—	—	—	(15,947)	—	(19,838)	—	(11,110)	—

(361,431)	(710,615)	(220,324)	(856,127)	(50,784)	(628,218)	(558,792)	(476,552)	(399,322)

389,493	258,421	628,063	90,050	1,754,870	3,281,773	248,182	4,109,145	7,812,351
360,710	709,044	220,324	856,127	50,784	620,563	550,880	476,523	399,299
(71,043)	(22,182)	(194,990)	(84,454)	—	(629,775)	(1,050,453)	(6,695,283)	(6,224,621)

679,160	945,283	653,397	861,723	1,805,654	3,272,561	(251,391)	(2,109,615)	1,987,029

2,183,812	(1,427,211)	2,431,839	(1,067,216)	1,903,832	4,162,513	(760,024)	(2,131,058)	1,996,475

9,625,029	11,052,240	7,351,380	8,418,596	—	19,350,096	20,110,120	23,455,509	21,459,034

$11,808,841	$9,625,029	$9,783,219	$7,351,380	$1,903,832	$23,512,609	$19,350,096	$21,324,451	$23,455,509

918,153	834,840	724,778	640,551	—	2,022,639	2,047,082	2,229,586	2,040,751

33,191	19,362	53,500	6,765	177,520	332,089	25,942	387,755	739,916
30,281	65,750	17,467	83,819	5,066	62,324	57,769	45,316	37,961
(6,138)	(1,799)	(16,792)	(6,357)	—	(63,158)	(108,154)	(633,297)	(589,042)

57,334	83,313	54,175	84,227	182,586	331,255	(24,443)	(200,226)	188,835

975,487	918,153	778,953	724,778	182,586	2,353,894	2,022,639	2,029,360	2,229,586

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2019 and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund
	Years Ended December 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Year	$10.23	$11.68	$10.89	$10.16	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
From Net Investment Income (Loss)	0.24	0.15	0.15	0.16	0.15
From Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.55	(1.06)	1.89	0.97	(0.10)

Total From Investment Operations	2.79	(0.91)	2.04	1.13	0.05

Less: Distributions
From Net Investment Income	(0.19)	(0.13)	(0.14)	(0.15)	(0.15)
From Net Realized Gains	(2.29)	(0.41)	(1.11)	(0.25)	(0.15)
Return of Capital	—	—	—	—	—

Total Distributions	(2.48)	(0.54)	(1.25)	(0.40)	(0.30)

Net Asset Value, End of Year	$10.54	$10.23	$11.68	$10.89	$10.16

Total Return (%)(a)	28.14	(8.38)	19.58	11.39	0.47
Net Assets End of Period (in millions)	7.2	11.0	12.9	11.0	10.3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.72	1.22	1.30	1.50	1.40
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.40	2.51	2.47	2.83	2.79
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.50	0.50	0.50	0.50	0.50
Portfolio Turnover Rate (%)(b)	67.22	20.29	24.66	47.33	14.35

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(f)	For the period May 1, 2019 (commencement of operations) through December 31, 2019.

(g)	Not annualized.

(h)	Annualized.

(i)	International Fund excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Equity Index Fund					Mid-Cap Equity Index Fund					Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,					Years Ended December 31,
2019	2018	2017	2016	2015	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015

$10.42	$11.80	$10.08	$9.35	$9.70	$9.54	$11.78	$11.17	$9.93	$11.70	$10.48	$13.24	$13.31	$11.44	$11.96

0.23	0.22	0.20	0.20	0.19	0.18	0.18	0.17	0.18	0.18	0.18	0.12	0.23	0.13	0.13
3.00	(0.69)	1.95	0.89	(0.07)	2.30	(1.50)	1.61	1.85	(0.43)	1.83	(2.05)	0.86	2.14	(0.53)

3.23	(0.47)	2.15	1.09	0.12	2.48	(1.32)	1.78	2.03	(0.25)	2.01	(1.93)	1.09	2.27	(0.40)

(0.22)	(0.22)	(0.20)	(0.20)	(0.19)	(0.19)	(0.14)	(0.16)	(0.13)	(0.17)	(0.17)	(0.08)	(0.22)	(0.13)	(0.12)
(0.55)	(0.69)	(0.23)	(0.16)	(0.28)	(0.36)	(0.73)	(1.01)	(0.63)	(1.35)	(0.21)	(0.75)	(0.94)	(0.27)	—
—	—	—	—	—	—	(0.05)	—	(0.03)	—	—	—	—	—	—

(0.77)	(0.91)	(0.43)	(0.36)	(0.47)	(0.55)	(0.92)	(1.17)	(0.79)	(1.52)	(0.38)	(0.83)	(1.16)	(0.40)	(0.12)

$12.88	$10.42	$11.80	$10.08	$9.35	$11.47	$9.54	$11.78	$11.17	$9.93	$12.11	$10.48	$13.24	$13.31	$11.44

31.45	(4.57)	21.66	11.83	1.34	26.06	(11.30)	15.99	20.56	(2.31)	19.19	(14.70)	8.22	19.97	(3.48)
54.4	39.9	45.0	37.8	34.0	27.0	22.4	25.0	22.4	19.3	11.8	9.6	11.1	10.4	9.0
1.91	1.81	1.87	2.06	1.96	1.67	1.51	1.47	1.66	1.49	1.63	0.98	1.73	1.12	1.08
1.25	1.34	1.36	1.55	1.63	1.39	1.40	1.44	1.65	1.57	2.45	2.08	2.10	2.30	2.35
0.125	0.126	0.125	0.125	0.125	0.125	0.126	0.125	0.125	0.125	0.85	0.85	0.85	0.85	0.85
11.01	11.35	8.37	11.49	5.62	20.03	24.63	25.30	35.13	26.53	42.41	28.73	29.77	34.54	20.16

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund

	Years Ended December 31,
	2019	2018	2017	2016	2015

Net Asset Value, Beginning of Year	$10.14	$13.14	$11.64	$10.79	$12.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
From Net Investment Income (Loss)	0.01	— (d)	— (d)	— (d)	(0.02)
From Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	2.70	(1.67)	2.79	0.89	(0.24)

Total From Investment Operations	2.71	(1.67)	2.79	0.89	(0.26)

Less: Distributions
From Net Investment Income	(0.04)	—	— (d)	—	—
From Net Realized Gains	(0.25)	(1.31)	(1.29)	(0.04)	(1.06)
Return of Capital	—	(0.02)	—	—	—

Total Distributions	(0.29)	(1.33)	(1.29)	(0.04)	(1.06)

Net Asset Value, End of Year	$12.56	$10.14	$13.14	$11.64	$10.79

Total Return (%)(a)	26.67	(12.74)	24.20	8.19	(2.31)
Net Assets End of Period (in millions)	9.8	7.4	8.4	6.9	6.5
Ratio of Net Income (Loss) to Average Net Assets (%)	0.10	0.02	(0.01)	0.02	(0.15)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(i)	2.60	2.21	2.25	2.39	2.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(i)	0.85	0.85	0.85	0.85	0.85
Portfolio Turnover Rate (%)(b)	56.89	60.21	61.95	54.20	65.84

(a)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. Total return does not reflect certain expenses reduced through expense reimbursement which, if reflected, would reduce the total returns for all years and periods shown (Note 2). Performance figures may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Portfolio turnover rate excludes all short-term securities.

(c)	Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(d)	Amount is less than $0.005 per share.

(e)	Less than half of one basis point in investment management expenses was waived as per the September 2009 investment management fee waiver described in Note 2 to the financial statements.
(f)	For the period May 1, 2019 (commencement of operations) through December 31, 2019.

(g)	Not annualized.

(h)	Annualized.
(i)	International Fund excludes the expenses of its ETF investments.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Fund(f)		Bond Fund					Money Market Fund
Period Ended December 31, 2019		Years Ended December 31,					Years Ended December 31,
		2019	2018	2017	2016	2015	2019	2018	2017	2016		2015

$10.00		$9.57	$9.82	$9.78	$9.68	$9.94	$10.5201	$10.5153	$10.5220	$10.52		$10.52

0.31		0.26	0.28	0.27	0.30	0.31	0.2219	0.1795	0.0768	0.02		—	(d)
0.41		0.43	(0.25)	0.04	0.11	(0.25)	(0.0071)	0.0007	0.0000	—	(d)	—	(d)

0.72		0.69	0.03	0.31	0.41	0.06	0.2148	0.1802	0.0768	0.02		—

(0.29)		(0.27)	(0.28)	(0.27)	(0.30)	(0.30)	(0.2266)	(0.1754)	(0.0835)	(0.02)		—	(d)
—		—	—	— (d)	(0.01)	(0.02)	(0.0003)	—	—	—		—	(d)
—		—	—	—	—	—	—	—	—	—		—

(0.29)		(0.27)	(0.28)	(0.27)	(0.31)	(0.32)	(0.2269)	(0.1754)	(0.0835)	(0.02)		—

$10.43		$9.99	$9.57	$9.82	$9.78	$9.68	$10.5080	$10.5201	$10.5153	$10.52		$10.52

7.27	(g)	7.29	0.31	3.26	4.25	0.58	2.05	1.72	0.73	0.21		0.04
1.9		23.5	19.4	20.1	17.2	16.5	21.3	23.5	21.5	25.4		27.9
3.15	(g)	2.59	2.89	2.90	3.02	3.03	2.04	1.71	0.72	0.21		0.04
4.83	(h)	1.82	1.78	1.79	1.93	1.95	1.48	1.31	1.30	1.44		1.42
0.125	(h)	0.45	0.45	0.45	0.45	0.45	0.20	0.20	0.20	0.20	(e)	0.11	(c)
—		12.74	13.70	12.63	13.13	16.02	NA	NA	NA	NA		NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the “Investment Company”) was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a “mutual fund.” At December 31, 2019, it had eight series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, International Fund, Bond Fund and Money Market Fund (collectively, “the Funds”). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities LLC, a registered broker-dealer and affiliate of the Investment Company’s investment management adviser, Mutual of America Capital Management LLC (the “Adviser”). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities. The International Fund commenced operations on May 1, 2019.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2019, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value and Small Cap Growth Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2019. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period. During 2019, there were no transfers between Level 1 and Level 2 securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2019:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$4,119,825	—	—		$4,119,825
Common Stock-Active	$2,773,060	—	$5,255	(1)	$2,778,315
Short-Term Debt Securities-Indexed	—	$99,885	—		$99,885
Temporary Cash Investment	—	$164,191	—		$164,191

	$6,892,885	$264,076	$5,255		$7,162,216
Equity Index Fund
Common Stock-Indexed	$52,806,550	—	—		$52,806,550
Short-Term Debt Securities	—	$1,499,827	—		$1,499,827
Temporary Cash Investment	—	$67,479	—		$67,479

	$52,806,550	$1,567,306	—		$54,373,856
Mid-Cap Equity Index Fund
Common Stock-Indexed	$26,160,024	—	—		$26,160,024
Short-Term Debt Securities	—	$799,856	—		$799,856
Temporary Cash Investment	—	$97,799	—		$97,799

	$26,160,024	$897,655	—		$27,057,679
Small Cap Value Fund
Common Stock	$11,289,798	—	$46,064	(1)	$11,335,862
Short-Term Debt Securities	—	$499,979	—		$499,979
Temporary Cash Investment	—	$57,198	—		$57,198

	$11,289,798	$557,177	$46,064		$11,893,039
Small Cap Growth Fund
Common Stock	$9,703,228	—	$1,445	(1)	$9,704,673
Temporary Cash Investment	—	$35,881	—		$35,881

	$9,703,228	$35,881	$1,445		$9,740,554
International Fund
Common Stock	$1,849,015	—	—		$1,849,015
Temporary Cash Investment	—	$55,277	—		$55,277

	$1,849,015	$55,277	—		$1,904,292
Bond Fund
U.S. Government Debt	—	$10,541,957	—		$10,541,957
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$6,654,047	—		$6,654,047
Long-Term Corporate Debt	—	$6,143,714	—		$6,143,714
Temporary Cash Investment	—	$61,257	—		$61,257

	—	$23,400,975	—		$23,400,975
Money Market Fund
U.S. Government Debt	—	$4,693,874	—		$4,693,874
U.S. Government Agency Short-Term Debt	—	$3,954,871	—		$3,954,871
Commercial Paper	—	$10,964,210	—		$10,964,210
Corporate Debt	—	$1,650,103	—		$1,650,103
Temporary Cash Investment	—	$49,581	—		$49,581

	—	$21,312,639	—		$21,312,639

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total

Other Financial Instruments:*
All America Fund	$2,788	—	—	$2,788
Equity Index Fund	$27,875	—	—	$27,875
Mid-Cap Equity Index Fund	$14,320	—	—	$14,320

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instruments.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for Year Ended December 31, 2019
	Balance December 31, 2018(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Transfers Into Level 3		Transfers Out of Level 3	Purchases	Sales		Balance December 31, 2019(a)		Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2019 Included in Statements of Operations
All America Fund	$8,550	(b)	$590	$1,077	$120	(b)	—	—	$(5,082	)(b)	$5,255		$590
Small Cap Value Fund	$76,700		$3,681	$11,271	—		—	—	$(45,588)		$46,064		$3,681
Small Cap Growth Fund	—	(c)	—	—	$1,445	(c)	—	—	—		$1,445	(c)	$1,445	(c)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value, Xura, Inc. with $5,135 fair value and transfer of Alder Biopharmaceuticals contingent value rights with $120 fair value. Level 3 security, Xura, Inc., with change in unrealized gain of $590, sales of $5,082 and realized gain of $1,077.

(c)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and transfer of Alder Biopharmaceuticals contingent value rights with $1,445 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

Fund investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Adviser uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of December 31, 2019 and for the year ended December 31, 2019:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$2,788	$27,875	$14,320

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$36,018	$272,368	$214,119

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$9,978	$164,485	$113,620

During the year ended December 31, 2019, the Equity Index Fund, Mid-Cap Equity Index Fund and All America Fund held futures contracts with average notional amounts of $1,493,862, $1,097,178 and $159,555, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt.

Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the Funds of the Investment Company is charged for those expenses which can be directly attributed to a fund’s operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company’s policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company’s Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2019, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of December 31, 2019, the Bond Fund had a capital loss carry forward of $66,463 to offset net realized capital gains generated after December 31, 2019.

The Money Market Fund, Bond Fund, and Mid-Cap Equity Index Fund recognized a post-October 2019 capital loss of $112, $677, and $18,574, respectively, which were deferred for income tax purposes to the first day of the following year.

The Small Cap Value Fund recognized a late-year 2019 ordinary loss of $224, which was deferred for income tax purposes to the first day of the following year.

2.	EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life Insurance Company. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
International Fund	.125%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund’s operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. During the year ended December 31, 2019, the Adviser’s fee for the Money Market Fund was .20%.

The Adviser’s contractual expense reimbursement agreement, effective April 1, 2002, which reimbursed each fund’s non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) remained in effect through April 30, 2010. Effective May 1, 2010, a new expense reimbursement agreement went into effect. The new agreement only reimbursed the Equity Index and Mid-Cap Equity Index Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). The other funds’ expenses were not reimbursed. The May 1, 2010 expense reimbursement agreement expired on December 31, 2012.

Effective January 1, 2013, a new contractual expense reimbursement agreement went into effect, under which the Adviser agreed to reimburse all the Funds’ non-advisory operating expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses). This agreement is effective through April 30, 2020 and continues into successive 12 month periods ending on April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. However, the Money Market Fund’s total fees and expenses are subject to the September 3, 2009 arrangement outlined above until such time as it is revoked. During the year ended December 31, 2019, all of the Money Market Fund’s non-advisory operating expenses and none of the investment management fee, were reimbursed by the Adviser.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the Funds and to calculate the net asset values of the Funds. The compensation paid by the Funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2019 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$5,353,621	$9,159,288	$6,032,079	$5,229,637

Proceeds from sales of investments	$11,213,179	$5,236,976	$4,855,039	$4,410,928

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$6,124,255	$1,754,225	$177,166	—

Proceeds from sales of investments	$4,865,896	—	$1,486,570	—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	—	—	—	—

Proceeds from sales of investments	—	—	—	—

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Cost of investment purchases	—	—	$5,892,488	—

Proceeds from sales of investments	—	—	$1,276,046	—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $228,080,990; proceeds from sales were $230,694,945.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2019 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$1,110,212	$19,397,740	$6,745,791	$2,098,953
Unrealized Depreciation	(277,567)	(1,803,243)	(1,542,636)	(603,560)

Net	$832,645	$17,594,497	$5,203,155	$1,495,393

Tax Cost of Investments	$6,329,571	$36,779,359	$21,854,524	$10,397,646

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,884,263	$94,790	$753,907	$0
Unrealized Depreciation	(393,095)	0	(46,758)	0

Net	$1,491,168	$94,790	$707,149	$0

Tax Cost of Investments	$8,249,386	$1,809,502	$22,693,826	$21,312,639

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

4.	CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2019, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth, Mid-Cap Equity Index and International Funds.

As of December 31, 2019, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders by the following percentages of each fund’s outstanding shares:

All America Fund	0%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	35%
Small Cap Growth Fund	51%
International Fund	56%
Bond Fund	6%
Money Market Fund	0%

5.	FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund’s outstanding shares) at December 31, 2019 were as follows:

All America Fund: six shareholders owning 23%, 22%, 8%, 8%, 7% and 6%, respectively.

Equity Index Fund: five shareholders owning 18%,15%, 14%, 10% and 6%, respectively.

Mid-Cap Equity Index Fund: four shareholders owning 31%, 17%, 12% and 6%, respectively.

Small Cap Value Fund: three shareholders owning 28%, 13% and 8%, respectively.

Small Cap Growth Fund: two shareholders owning 19% and 12%, respectively.

International Fund: one shareholder owning 42%.

Bond Fund: four shareholders owning 26%, 15%, 13% and 9%, respectively.

Money Market Fund: six shareholders owning 9%, 9%, 9%, 8%, 8% and 5%, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Distributions — On June 26, 2019, ordinary dividend distributions from net investment income were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2018 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 19, 2019. No such distributions were required for the Mid-Cap Equity Index, Small Cap Growth and the International Funds. On December 26, 2019, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders’ instructions, substantially all 2019 and 2018 dividend distributions were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2019 and 2018 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2019	$144,275	$1,039,118	$389,214	$172,441
2018	$279,955	$938,939	$507,957	$67,940
Long-Term Capital Gains
2019	$1,325,512	$2,179,768	$868,762	$188,990
2018	$287,965	$2,361,339	$1,376,537	$642,675
Return of Capital
2019	$0	$0	$0	$0
2018	$0	$0	$101,870	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2019	$32,051	$50,784	$608,380	$465,442
2018	$14,555	NA	$558,792	$399,322
Long-Term Capital Gains
2019	$188,273	$0	$0	$0
2018	$825,625	NA	$0	$0
Return of Capital
2019	$0	$0	$19,838	$11,110
2018	$15,947	NA	$0	$0

Notes:

(a)	Includes distributions from fund-level net short-term capital gains.

NA = Not Applicable.

Undistributed net income and gains (losses) — As of December 31, 2019, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$30,927	$190,678	$0	$10,438
Accumulated undistributed realized gain (loss) on investments and futures contracts	$2,410,644	$1,494,077	$344,565	$9,475
Net unrealized appreciation (depreciation) of investments and futures contracts	$832,645	$17,594,497	$5,203,155	$1,495,393

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$3,604	$3,388	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$212,029	$0	$(66,463)	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,491,168	$94,790	$707,149	$0

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities are primarily due to the federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-08, which amends guidance on the amortization period of premiums on certain purchased callable debt securities. Specifically, the amendments shorten the amortization period of premiums on certain purchased callable debt securities to the earliest call date. The amendments affect all entities that hold investments in callable debt securities that have an amortized cost basis in excess of the amount that is repayable by the issuer at the earliest call date (that is, at a premium).

For public business entities, the amendments in ASU 2017-08 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management has evaluated ASU 2017-08 and determined that there is no material impact on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2019

7.	RECENT ACCOUNTING PRONOUNCEMENTS (CONTINUED)

timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has decided not to early adopt and continues to evaluate the provisions of the ASU and does not expect a material impact to financial statement disclosures.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

Mutual of America Institutional Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund, International Fund and Money Market Fund, each a fund comprising Mutual of America Institutional Funds, Inc. (the Funds), including the portfolios of investments in securities, as of December 31, 2019, the related statements of operations for the year then ended (for the period from May 1, 2019, commencement of operations, to December 31, 2019 for International Fund), the statements of changes in net assets for each of the years in the two-year period then ended (for the period from May 1, 2019 to December 31, 2019 for International Fund), and the related notes (collectively, the financial statements), and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of its operations for the year then ended (from May 1, 2019 to December 31, 2019 for International Fund), the changes in its net assets for each of the years in the two-year period then ended (from May 1, 2019 to December 31, 2019 for International Fund), and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 28, 2020

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Roth serves as director of two other investment companies advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 72	Since May 2008	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee, Fordham University; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.

Stanley E. Grayson, age 69	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.

LaSalle D. Leffall, III, age 56	Since April 2011	President and Founder, LDL Financial, LLC	Director, Federal Home Loan Bank of Atlanta; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.

John W. Sibal, age 67	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Margaret M. Smyth, age 56	Since April 2011	U.S. Chief Financial Officer, National Grid; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Etsy, Inc.; Director, BritishAmerican Business Association; Trustees Fellow, Fordham University; Director, National Grid USA; Director, Organization for International Investment; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.

Patrick J. Waide, Jr., age 82	Since August 1996	Certified Public Accountant	Emeritus Director, National Catholic Reporter; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.

William E. Whiston, age 65	Since April 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Sterling National Bank; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.
Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

James J. Roth, Chairman, President and Chief Executive Officer, age 70	Since August 2015	Senior Executive Vice President and General Counsel, Mutual of America Life Insurance Company since March 2013; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. since August 2015 and of Mutual of America Variable Insurance Portfolios, Inc. since April 2019	Mutual of America Life Insurance Company; Mutual of America Investment Corporation; Mutual of America Variable Insurance Portfolios, Inc.; Mutual of America Holding Company LLC; Mutual of America Foundation

Mr. Roth is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Chris W. Festog, Senior Executive Vice President, Chief Financial Officer and Treasurer, age 58	Since April 2013	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; prior thereto Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2015; prior thereto Executive Vice President and Deputy Treasurer, Mutual of America Life Insurance Company	Mutual of America Holding Company LLC; Mutual of America Securities LLC

Diana H. Glynn, Senior Vice President and Internal Auditor, age 55	Since April 2017	Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company since April 2017; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc. and Mutual of America Variable Insurance Portfolios, Inc.; prior thereto Vice President, Internal Auditor, Mutual of America Life Insurance Company	None

Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 59	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc. and Mutual of America Variable Insurance Portfolios, Inc.	None

Christopher M. Miseo, Senior Vice President and Chief Accounting Officer, age 63	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Scott H. Rothstein, Executive Vice President, Deputy General Counsel and Corporate Secretary, age 54	Since April 2013	Executive Vice President, Deputy General Counsel and Interim Corporate Secretary, Mutual of America Life Insurance Company since September 2019; prior thereto Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company, since January 2009; Executive Vice President, Deputy General Counsel and Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc., since April 2013 and Mutual of America Variable Insurance Portfolios, Inc. since November 2019	None

Michelle A. Rozich, Senior Vice President and Internal Auditor, age 46	Since March 2018	Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation, Mutual of America Institutional Funds, Inc., and Mutual of America Variable Insurance Portfolios, Inc.; Senior Vice President, Internal Auditor as of March 2018; formerly Audit Senior Manager, KPMG LLP	None

Quarterly Portfolio Schedules

Included in this Annual Report are schedules of Mutual of America Institutional Funds, Inc.’s (“Investment Company”) Fund portfolio holdings as of December 31, 2019. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or, starting in 2019, on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q, N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds’ dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index, Small Cap Growth, Small Cap Value and International Funds, 94.89%, 80.31%, 80.42%, 100.00%, 97.53% and 0.02%, respectively, of the Funds’ ordinary income qualifies for the corporate dividends received deduction.

In 2019, the following amounts of the Institutional Funds’ long-term capital gains (if any) are considered capital gains dividends.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Dividends qualifying for reduced long-term capital gains tax rate	$1,325,512	$2,179,768	$868,762	$188,990

	Small Cap Growth Fund	International Fund	Bond Fund	Money Market Fund
Dividends qualifying for reduced long-term capital gains tax rate	$188,273	$0	$0	$0

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES LLC

320 PARK AVENUE

NEW YORK, NY 10022-6839

800-914-8716

ITEM 2.	CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. (“Institutional Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Institutional Funds’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)

(2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and has been U.S. Chief Financial Officer at National Grid since 2014. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sunstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Aggregate Audit Fees:

2019: $135,000

2018: $220,000

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 6, 2020

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 6, 2020